File No. 2-34100
Fidelity Systematic Investment Plans

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
POST-EFFECTIVE AMENDMENT NO. 69
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

A. Exact Name of Trust
FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: O and Destiny Plans II: O
Destiny Plans I: N and Destiny Plans II: N

B. Name of Depositor:
FIDELITY DISTRIBUTORS CORPORATION

C. Complete Address of Depositor's Principal Executive Offices:
82 Devonshire Street Boston, Massachusetts 02109

D. Name and Complete Address of Agent for Services:
Eric D. Roiter Fidelity Distributors Corporation 82 Devonshire Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):
( )	immediately upon filing pursuant to paragraph (b).
(X)	On (November 29, 2000) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(i).
( )	on ( ) pursuant to paragraph (a)(i).
( )	75 days after filing pursuant to paragraph (a)(ii).
( )	on ( ) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT FILE NO. 2-34100

This registration statement comprises the following papers and documents:

The Facing Sheet

The Prospectuses

The Undertaking to file reports

The Signatures

Written Consents of the following persons:

PricewaterhouseCoopers LLP

Deloitte & Touche LLP

The Exhibits

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: O AND DESTINY PLANS II: O PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Liquidation of Your Plan; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Liquidation of Your Plan; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Liquidation of Your Plan; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Funds
12(a)	Investment Objective of the Funds
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Funds; The Custodian; The Sponsor
17	Partial Liquidation of Your Plan; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Liquidation of Your Plan; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Funds; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC

INVESTMENT PLANS: DESTINY PLANS I: N AND DESTINY PLANS II: N

INVESTMENT PLANS PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

Form N-8B-2 Item Number	Caption Reference
1(a)	Front Cover
(b)	Fidelity Systematic Investment Plans; General
2	The Sponsor; Back Cover
3	The Custodian; The Sponsor; Back Cover
4	Back Cover
5	General
6(a)	General; The Custodian
(b)	General; The Custodian
7	Not applicable
8	September 30
9	Not applicable
10(a)	How the Fidelity Destiny Plans Can Help You Meet Your Objectives; General
(b)	Distributions
(c)	Partial Liquidation of Your Plan; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan
(d)

Partial Liquidation of Your Plan; Systematic Withdrawal Program; Transferring or Assigning Your Rights in a Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges

(e)	Termination of Your Plan by the Sponsor or Custodian; Partial Liquidation of Your Plan; Plan Reinstatement
(f)	Your Voting Rights
(g)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(h)(1)(2)	Substitution of the Underlying Investment
(3)(4)	The Custodian
(i)	Fees and Expenses
11	Investment Objective of the Funds
12(a)	Investment Objective of the Funds
(b)	The Custodian
(c)	The Custodian
(d)	Not applicable
(e)	Not applicable
13(a)(A)(B)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

Form N-8B-2 Item Number	Caption Reference
(C)	The Sponsor; The Custodian; General
(D)

How the Fidelity Destiny Plans Can Help You Meet Your Objectives; Fees and Expenses; Rights of Accumulation; Changing the Face Amount of Your Plan; Extended Investment Option; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; The Custodian; The Sponsor

(b)	Fees and Expenses
(c)	Fidelity Systematic Investment Plans; How the Fidelity Destiny Plans Can Help You Meet Your Objectives
(d)	Rights of Accumulation; General
(e);(f)	Not applicable
(g)	Fees and Expenses; Financial Statements
14	How to Start a Destiny Plan
15	How to Start a Destiny Plan; The Custodian; The Sponsor
16	Investment Objectives of the Funds; The Custodian; The Sponsor
17	Partial Liquidation of Your Plan; Systematic Withdrawal Program; Your Cancellation and Refund Rights; Terminating Your Plan; Plan Reinstatement; Completed Plans and Exchanges
18(a);(b)	Distributions; The Custodian; The Sponsor
(c)	Not applicable
(d)	Not applicable
19	The Custodian
20(a-c)	Termination of Your Plan by the Sponsor or Custodian; General; The Custodian; Reference is made to the statements in Exhibit A(1) filed herewith.
(d-f)	Not applicable
21	Not applicable
22	Reference is made to the statements in Exhibit A(1) filed herewith.
23	The Sponsor
24	Not applicable
25	The Sponsor
26(a)	Financial Statements
(b)	Not applicable
27	The Sponsor
28	The Sponsor
29	The Sponsor
30	Not applicable
31	Not applicable
32	Not applicable
33	Not applicable
34	Not applicable
Form N-8B-2 Item Number	Caption Reference
35(A)(B)	General
(C)	Not applicable
36	Not applicable
37	Not applicable
38	Fidelity Systematic Investment Plans; General; The Sponsor
39	The Sponsor
40	Financial Statements
41(a)	The Sponsor
(b)(c)	Not applicable
42	The Sponsor
43	Not applicable
44(a)	Financial Statements
(b)	Fees and Expenses; Financial Statements
45	Not applicable
46(a);(b)	Partial Liquidation of Your Plan; Systematic Withdrawal Plan; Your Cancellation and Refund Rights; Terminating Your Plan; Completed Plans and Exchanges; The Custodian
47	Investment Objective of the Funds; Substitution of the Underlying Investment; The Custodian; The Sponsor
48	The Custodian; The Sponsor
49	Fees and Expenses; The Custodian; The Sponsor; Statement of Operations
50	Not applicable
51	Not applicable
52(a)	Substitution of the Underlying Investment
(b)	Not applicable
(c)(1)(2)	Substitution of the Underlying Investment
(3)	Not applicable
(4)(5)	Substitution of the Underlying Investment
(d)	Not applicable
53	Taxes
54	Not applicable
55	Fees and Expenses
56-59	Not applicable

Fidelity®
Systematic
Investment Plans:
DestinySM Plans I: O
Destiny Plans II: O

Prospectus
November 29, 2000

(Destiny Logo Graphic)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: O and Destiny Plans II: O

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes two Destiny Plans: Destiny Plans I: O and Destiny Plans II: O (formerly known as Destiny Plans I: Original and Destiny Plans II: Original) (the "Plans"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 25 years. You may invest in one of several monthly investment plan amounts and may make investments of as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny I, and Destiny Plans II: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny II (the "Funds").

The Plans deduct Creation and Sales Charges and certain other fees from each investment into the Plan. On 10-year Plans, the Creation and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to 0.64% on $1,200,000 Plans ($10,000 a month) and 9.20% to 0.64% of the net amount invested, respectively. Total deductions range from 11.66% to 0.66% of the net amount invested, respectively. On 15-year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plan ($50.00 a month) to 0.61% on $1,800,000 Plans ($10,000 a month) and from 9.73% to 0.61% of the net amount invested, respectively. Total deductions range from 12.20% to 0.63% of the net amount invested, respectively. Class O shares of the Funds are subject to certain annual expenses, including management fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section on page 5.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because a major portion of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days of the purchase of a Plan. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described under "Your Cancellation and Refund Rights" on page 15. Class O shares of the Funds, which have been closed to new investors since December 15, 1999, are available to the general public only through the Plans described in this Prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Funds' investment adviser have investment objectives similar in many respects to those of the Funds. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plans.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the Plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios. You should only rely upon the information contained in these prospectuses.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

TABLE OF CONTENTS

			Page
Fidelity Systematic Investment Plans			1
Table of Contents			3
How the Fidelity Destiny Plans Can Help You Meet Your Objectives			4
Investment Objective of the Funds			4
How to Start a Destiny Plan			5
	1.	Tax-Advantaged Retirement Plans	5
Fees and Expenses			5
	1.	Creation and Sales Charges	5
	2.	Custodian Fees and Other Service Charges	6
Keeping Your Plan Current			10
Dollar-Cost Averaging and Diversification			11
Plan Features			11
	1.	Automatic Investment Program and Government Allotments	11
	2.	Rights of Accumulation	11
	3.	Distributions	12
	4.	Federal Income Tax Withholding	12
	5.	Your Voting Rights	12
	6.	Making Advance Investments	12
	7.	Changing the Face Amount of Your Plan	13
	8.	Extended Investment Option	13
	9.	Partial Liquidation of Your Plan	13
	10.	Systematic Withdrawal Program	14
	11.	Transferring or Assigning Your Rights in a Plan	15
	12.	Transfer of Broker	15
	13.	Your Cancellation and Refund Rights	15
	14.	Terminating Your Plan	15
	15.	Completed Plans and Exchanges	16
	16.	Plan Reinstatement	16
	17.	Taxes	17
	18.	Termination of Your Plan by the Sponsor or Custodian	17
Substitution of the Underlying Investment			18
General			18
The Custodian			19
The Sponsor			19
Illustration of Two Hypothetical Destiny Plans			21
Glossary			23
Financial Statements			24
Fidelity Destiny Portfolios Prospectus			F-1

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of whose shares are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plans will not result in direct ownership of shares of the Funds, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of a Fund. You will have a beneficial interest in the underlying Fund's shares.

3. The Plans charge Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days and 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments. However, if you complete a 15-year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See "Fees and Expenses" on page 5.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the Custodian Fees before making an investment decision. See "Fees and Expenses" on page 5.

INVESTMENT OBJECTIVE OF THE FUNDS

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. The Funds are diversified mutual funds, an investment vehicle that pools shareholders' money and invests it in a number of different securities. Each Fund's objective is to seek capital growth.

The Funds' investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

· Normally investing primarily in common stocks.

· Investing in domestic and foreign issuers.

· Investing in either "growth" stocks or "value" stocks or both.

· Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The investment objective and principal investment strategies of the Funds are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page F-1.

For more information about the business experience of FMR, see "Fund Management" on page F-13 of the Funds' prospectus.

HOW TO START A DESTINY PLAN

To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10-year Plan or a 15-year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans I: O or Destiny Plans II: O, as the case may be, when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. Planholders who elect to fund their accounts under an Automatic Investment Program or government allotment will incur a reduced Custodian Fee of $0.75 per automatic investment. See "Custodian Fees and Other Service Charges" on page 6 and "Automatic Investment Program and Government Allotments"on page 11. After your Plan Application and initial investment is received in proper form by the Sponsor, the applicable Creation and Sales Charges, and other fees will be deducted. The balance of your investment will be invested in Class O shares of the Funds, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans I: O or Destiny Plans II: O, as the case may be, directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class O shares of the Funds at the current NAV of Class O after the deduction of any applicable Creation and Sales Charges and other fees.

1. <r>Tax-Advantaged Retirement Plans</r>

The Plans may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available to the general public by the Funds is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

 Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

 Your Plan also indirectly pays the fees imposed on Class O shares of the Funds, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Funds. For more information about the fees payable by the Funds, see "Fee Table" on page F-5 of the Funds' prospectus.

1. <r>Creation and Sales Charges</r>

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15-year Plan. When you have completed a 10-year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The percentage of Creation and Sales Charges for each invested dollar decreases as Face Amount increases. The Creation and Sales Charges on the largest 10-year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

When you have completed a 15-year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15-year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.2% of your total investments made. See "Your Cancellation and Refund Rights" on page 15.

2. <r>Custodian Fees and Other Service Charges</r>

On minimum sized Plans (10 or 15) years the Custodian Fee is $1.10 per investment. On $75.00 per month Plans the Custodian Fee is $1.25 per investment, the Custodian Fee is $1.50 on larger Plans. Accounts established under an Automatic Investment Program or a government allotment after November 29, 1993 will incur a reduced Custodian Fee of $0.75 per investment. See "Automatic Investment Program and Government Allotments"on page 11. The Custodian Fee charged per account at any one time may not exceed $5 per investment, regardless of the number of investments made. Thus, if the Planholder submits multiple investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. These fees are described below:

Completed Plan Fee: An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but have elected not to hold Class O shares of the Fund directly. See "Completed Plans and Exchanges" on page 16.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan if you have not completed your Plan and your Plan is not current. See the "Keeping Your Plan Current" section on page 10.

Termination Fee: A fee of $2.50 will be charged to your Plan if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page 15.

 Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

 Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

 Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page 5.

The Custodian deducts these Custodian Fees and Other Service Charges from your Plan account. If possible, these fees are paid first from dividends and distributions. However, if necessary, these fees may be paid out of principal from the proceeds of the sale of Fund shares in your Plan account. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plans and the Planholders (or deducted from Fund dividends or distributions) are being voluntarily paid by the Funds or the Sponsor. Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plans or the Planholders (or deducted from Fund dividends or distributions).

The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10-Year Plans
(120 investments)

(Assuming that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 6,000.00	$ 25.00	$ 1.80	$ 494.40	8.24%	$ 1.10	$ 132.00	$ 626.40	$ 5,373.60	10.44%	11.66%
75.00	9,000.00	37.50	2.70	741.60	8.24	1.25	150.00	891.60	8,108.40	9.91	11.00
100.00	12,000.00	50.00	3.60	988.80	8.24	1.50	180.00	1,168.80	10,831.20	9.74	10.79
125.00	15,000.00	62.50	4.50	1,236.00	8.24	1.50	180.00	1,416.00	13,584.00	9.44	10.42
150.00	18,000.00	75.00	5.40	1,483.20	8.24	1.50	180.00	1,663.20	16,336.80	9.24	10.18
166.66	19,999.20	83.33	5.00	1,539.96	7.70	1.50	180.00	1,719.96	18,279.24	8.60	9.41
200.00	24,000.00	100.00	4.02	1,634.16	6.81	1.50	180.00	1,814.16	22,185.84	7.56	8.18
250.00	30,000.00	125.00	5.00	2,040.00	6.80	1.50	180.00	2,220.00	27,780.00	7.40	7.99
300.00	36,000.00	150.00	5.00	2,340.00	6.50	1.50	180.00	2,520.00	33,480.00	7.00	7.53
350.00	42,000.00	175.00	4.50	2,586.00	6.16	1.50	180.00	2,766.00	39,234.00	6.59	7.05
400.00	48,000.00	200.00	4.00	2,832.00	5.90	1.50	180.00	3,012.00	44,988.00	6.28	6.70
500.00	60,000.00	225.00	2.78	3,000.24	5.00	1.50	180.00	3,180.24	56,819.76	5.30	5.60
750.00	90,000.00	300.00	2.50	3,870.00	4.30	1.50	180.00	4,050.00	85,950.00	4.50	4.71
1,000.00	120,000.00	300.00	5.00	4,140.00	3.45	1.50	180.00	4,320.00	115,680.00	3.60	3.73
1,500.00	180,000.00	315.00	6.00	4,428.00	2.46	1.50	180.00	4,608.00	175,392.00	2.56	2.63
2,000.00	240,000.00	325.00	7.00	4,656.00	1.94	1.50	180.00	4,836.00	235,164.00	2.02	2.06
2,500.00	300,000.00	350.00	8.00	5,064.00	1.69	1.50	180.00	5,244.00	294,756.00	1.75	1.78
5,000.00	600,000.00	400.00	11.00	5,988.00	1.00	1.50	180.00	6,168.00	593,832.00	1.03	1.04
10,000.00	1,200,000.00	500.00	15.56	7,680.48	0.64	1.50	180.00	7,860.48	1,192,139.52	0.66	0.66

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating each Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15-Year Plans
(180 investments)

(Assuming that all investments are made in accordance with the terms of the Plan)

		CREATION AND SALES CHARGES				CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 9,000.00	$ 25.00	$ 2.86	$ 780.48	8.67%	$ 1.10	$ 198.00	$ 978.48	$ 8,021.52	10.87%	12.20%
75.00	13,500.00	37.50	4.06	1,132.08	8.39	1.25	225.00	1,357.08	12,142.92	10.05	11.18
100.00	18,000.00	50.00	5.41	1,508.88	8.38	1.50	270.00	1,778.88	16,221.12	9.88	10.97
125.00	22,500.00	62.50	6.76	1,885.68	8.38	1.50	270.00	2,155.68	20,334.32	9.58	10.60
150.00	27,000.00	75.00	5.70	1,857.60	6.88	1.50	270.00	2,127.60	24,872.40	7.88	8.55
166.66	29,998.80	83.33	6.33	2,063.40	6.88	1.50	270.00	2,333.40	27,665.40	7.78	8.43
200.00	36,000.00	100.00	7.43	2,448.24	6.80	1.50	270.00	2,718.24	33,281.76	7.55	8.17
250.00	45,000.00	125.00	9.29	3,060.72	6.80	1.50	270.00	3,330.72	41,669.28	7.40	7.99
300.00	54,000.00	150.00	5.04	2,646.72	4.90	1.50	270.00	2,916.72	51,083.28	5.40	5.71
350.00	63,000.00	175.00	5.31	2,992.08	4.75	1.50	270.00	3,262.08	59,737.92	5.18	5.46
400.00	72,000.00	200.00	3.80	3,038.40	4.22	1.50	270.00	3,308.40	68,691.60	4.60	4.82
500.00	90,000.00	225.00	5.36	3,600.48	4.00	1.50	270.00	3,870.48	86,129.52	4.30	4.49
750.00	135,000.00	300.00	8.70	5,061.60	3.75	1.50	270.00	5,331.60	129,668.40	3.95	4.11
1,000.00	180,000.00	300.00	15.54	6,210.72	3.45	1.50	270.00	6,480.72	173,519.28	3.60	3.73
1,500.00	270,000.00	315.00	17.52	6,723.36	2.49	1.50	270.00	6,993.36	263,006.64	2.59	2.66
2,000.00	360,000.00	325.00	18.57	7,019.76	1.95	1.50	270.00	7,289.76	352,710.24	2.02	2.07
2,500.00	450,000.00	350.00	20.26	7,603.68	1.69	1.50	270.00	7,873.68	442,126.32	1.75	1.78
5,000.00	900,000.00	400.00	25.00	9,000.00	1.00	1.50	270.00	9,270.00	890,730.00	1.03	1.04
10,000.00	1,800,000.00	500.00	29.64	10,979.52	0.61	1.50	270.00	11,249.52	1,788,750.48	0.62	0.63

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating each Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

<r>TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
(Please see page 13 for a description of the Extended Investment Option.)
(Assuming that all investments are made in accordance with the terms of the
Extended Investment Option)</r>

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 15,000.00	$ 1,123.68	7.49%	$ 330.00	$ 1,453.68	$ 13,546.32	9.69%	10.73%
75.00	22,500.00	1,619.28	7.20	375.00	1,994.28	20,505.72	8.86	9.73
100.00	30,000.00	2,158.08	7.19	450.00	2,608.08	27,391.92	8.69	9.52
125.00	37,500.00	2,696.88	7.19	450.00	3,146.88	34,353.12	8.39	9.16
150.00	45,000.00	2,541.60	5.65	450.00	2,991.60	42,008.40	6.65	7.12
166.66	49,998.00	2,823.00	5.65	450.00	3,273.00	46,725.00	6.55	7.00
200.00	60,000.00	3,339.84	5.57	450.00	3,789.84	56,210.16	6.32	6.74
250.00	75,000.00	4,175.52	5.57	450.00	4,625.52	70,374.48	6.17	6.57
300.00	90,000.00	3,251.52	3.61	450.00	3,701.52	86,298.48	4.11	4.29
350.00	105,000.00	3,629.28	3.46	450.00	4,079.28	100,920.72	3.89	4.04
400.00	120,000.00	3,494.40	2.91	450.00	3,944.40	116,055.60	3.29	3.40
500.00	150,000.00	4,243.68	2.83	450.00	4,693.68	145,306.32	3.13	3.23
750.00	225,000.00	6,105.60	2.71	450.00	6,555.60	218,444.40	2.91	3.00
1,000.00	300,000.00	8,075.52	2.69	450.00	8,525.52	291,474.48	2.84	2.92
1,500.00	450,000.00	8,825.76	1.96	450.00	9,275.76	440,724.24	2.06	2.10
2,000.00	600,000.00	9,248.16	1.54	450.00	9,698.16	590,301.84	1.62	1.64
2,500.00	750,000.00	10,034.88	1.34	450.00	10,484.88	739,515.12	1.40	1.42
5,000.00	1,500,000.00	12,000.00	1.80	450.00	12,450.00	1,487,550.00	0.83	0.84
10,000.00	3,000,000.00	14,536.32	0.48	450.00	14,986.32	2,985,013.68	0.50	0.50

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating each Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

A $50 MONTHLY INVESTMENT PLAN

(Assuming that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	494.40 132.00 626.40 5,373.60	8.24 2.20 10.44 89.56	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 53.20 47.80	321.60 26.40 348.00 852.00	26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	780.48 198.00 978.48 8,021.52	8.67 2.20 10.87 89.13	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	1,123.68 330.00 1,453.68 13,546.32	7.49 2.20 9.69 90.31	150.00 6.60 156.60 143.40	50.00 2.20 52.20 47.80	300.00 13.20 313.20 286.80	50.00 2.20 52.20 47.80	334.32 26.40 360.72 839.28	27.86 2.20 30.06 69.94

* Assuming completion of your Plan.

<r>NOTES**:</r>

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating each Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account.

(C) The 25-year (300 investments) schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page 11. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page 6.

** See "Custodian Fees and Other Service Charges" on page 6.

Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10-year Plan and 6.07% of the net investment in Fund shares in the case of a 15-year Plan (before deduction of Custodian Fee).

The amounts shown are subject to an additional Termination Fee of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15-year Plan for another 10 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" on page 11.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" on page 11. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page 17.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or guard against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. <r>Automatic Investment Program and Government Allotments</r>

To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

· To establish an Automatic Investment Program, you should complete a Preauthorized Check Transaction Form, attach a voided blank check, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then draft your bank account each month in the amount of the monthly Plan investment amount. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.

· To terminate your Automatic Investment Program, you must give written notice to Boston Financial at least 5 days before the date of the next scheduled draft.

How to Establish, Change or Terminate a Government Allotment

· Members of the military may establish a government allotment by completing the appropriate government allotment form.

· You may change or terminate a government allotment at any time by giving notice to your government disbursing office.

· Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. <r>Rights of Accumulation</r>

You may qualify to pay lower Creation and Sales Charges on any new Plans that you purchase, or on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T ,Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you purchase a new Plan, or increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans that are already at the $166.66 per month investment size, and which are registered to you or your immediate family. 10-year and 15-year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. The applications for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

· It has been completed and not redeemed;

· It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or

· It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently stops making monthly investments and is no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. <r>Distributions</r>

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial in writing if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend". Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page 17.

4. <r>Federal Income Tax Withholding</r>

Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Withholding is available only if your Plan reinvests dividends and other distributions. It is not available for tax-advantaged retirement plans, including Fidelity Destiny IRAs. The withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding.

5. <r>Your Voting Rights</r>

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Funds. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plans in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. <r>Making Advance Investments</r>

If you wish to complete your plan ahead of schedule, you may make up to 24 investments (including your regular monthly investments) in each calendar year. You may also make advance investments in lump sum amounts, but these lump sum investments may not exceed 24 investments in total over the life of your Plan. Advance investments made in excess of this limit will be returned to you at the address of record. This limit may be waived for a transfer or rollover of an IRA or tax-qualified retirement plan into a Destiny tax-qualified retirement plan, or in the event of your death to allow your Plan to be completed at one time by your estate or beneficiary. Monthly investments may also be paid in lump sum amounts to make a Plan that is in arrears current. You pay the same Creation and Sales Charges when you make advance investments as you do on regular monthly investments.

7. <r>Changing the Face Amount of Your Plan</r>

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown on pages 7, 8 and 9. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a completed Plan Application for the new Face Amount.

Face amount increases will not take effect until the Custodian receives written instructions in good order from you and the first monthly payment called for by the new Plan. If the payment called for by the new Plan is not received by the Custodian within 3 months of receipt of the written instructions, the face change request will be deemed to have been withdrawn.

Face amount decreases will not take effect until the Custodian receives written instructions in good order from you and the first monthly payment called for by the new Plan. If the payment called for by the new Plan is not received by the Custodian within 3 months of receipt of the written instructions, the face change request will be deemed to have been withdrawn.

Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your Plan will be paid by liquidating Fund shares held by your Plan.

8. <r>Extended Investment Option</r>

If you purchase a 15-year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments, automatically activating the Extended Investment Option. If you purchase a 10-year Plan, you must first change the Face Amount of your Plan to that of a 15-year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 120 additional monthly investments, for a total of 300. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 300th monthly Plan investment.

 If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. If the Extended Investment Option expires either through failure to make the required monthly investments, or because you have given written notice of termination to Boston Financial, or for any other reason, the Custodian has the right to increase its fees to the rates currently being charged for new Plans of the same Face Amount. In no case, however, will this new rate be more than 75% higher than the annual rate being charged your Plan at the time.

9. <r>Partial Liquidation of Your Plan</r>

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may sell less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to sell up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial liquidations as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

Where to Send Requests. Your partial liquidation request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any withdrawals or liquidations can be executed.

Signature Guarantees May Be Required. If your partial liquidation results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a signature guarantee is required. A signature guarantee is also required if you have changed your address within 30 days of your partial liquidation request. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A signature guarantee may not be provided by a notary public. The Custodian will accept signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial liquidations by telephone by calling 1-800-225-5270, as long as you are not withdrawing more than $100,000 from your Plan and your request does not require a signature guarantee.

 Bank Wire. You may also make partial redemptions via the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares by wire.

Redemption Price and Proceeds. The redemption price for the partial liquidation will be at the NAV calculated after your order is received in proper form. Partial liquidation requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial liquidation within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial liquidations. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution. You may also be liable for any transfer or other taxes that may be incurred on any partial liquidation or replacement.

Replacement Option. If you make a partial liquidation of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial liquidation must be at least 25% of the amount liquidated or $500, whichever is less. Replacements of partial liquidations should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial liquidations and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial liquidation and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial liquidation and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. <r>Systematic Withdrawal Program</r>

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Plan prior to completing your plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments, you may want to consider discontinuing the systematic withdrawal program because of the Sales and Creation Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

 To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on the first day of every month or every quarter. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. <r>Transferring or Assigning Your Rights in a Plan</r>

To secure a loan, you may assign your right, title and interest in all, or a part of, your Plan to a bank or other lending institution. You may not assign your rights in a Plan if it is a Fidelity Destiny IRA, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. <r>Transfer of Broker</r>

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to State Street Bank and Trust Company, Custodian c/o Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. <r>Your Cancellation and Refund Rights</r>

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Sponsor will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

Where to Send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page 16. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. <r>Terminating Your Plan</r>

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially liquidate your Plan. See "Partial Liquidation of Your Plan" on page 13. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Funds. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A or Class T shares of any of the Fidelity Advisor funds subject to minimum investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-10 of the Funds' prospectus.

Where to Send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or liquidations can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

Bank Wire. You may redeem your shares via the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the wire feature at least five days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P. O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares by wire.

Redemptions. The redemption price of your Fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. The right of redemption of shares of the Funds may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. <r>Completed Plans and Exchanges</r>

Once you have completed your Plan, you may elect to hold shares of the Funds directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A and Class T shares of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Funds' prospectus.

Exchanges between the two Plans are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans II: N offered by means of a separate prospectus. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. <r>Plan Reinstatement</r>

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your former Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your former Plan. When you reinstate your Plan, your new Plan will be the same type of Plan, and invest in the same class of Fund shares, as your former Plan, at the NAV of that class next determined after your reinstatement request is received in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and reinstate the assets in another tax-advantaged retirement account without any sales charge as often as you wish as long as the only difference between the account registration of the former Plan account and the new Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your former Plan and redeemed your shares under the Cancellation and Refund Rights described on page 15, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial liquidation privilege described on page 13.

When you reinstate your Plan, your new Plan will resume at the same monthly investment number that would have been due if you had not terminated your former Plan. Your Plan will be credited for all monthly investments made to your former Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. <r>Taxes</r>

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares, not the Custodian or Sponsor. For more information, see "Tax Consequences" on page F-12 of the Funds' prospectus. Appropriate notices about taxable distributions will be sent to you as necessary.

If Planholders itemize their deductions, they may be able to deduct Custodian Fees that have been charged against the Plans to the extent such fees along with the Planholder's other miscellaneous itemized deductions exceed 2% of the Planholder's adjusted gross income (2% floor). The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions but not including the Custodian Fees. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. <r>Termination of Your Plan by the Sponsor or Custodian</r>

Although a Plan may call for regular investments over a 10-year or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" below. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 300 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

 (a) obtain an order from the SEC approving the substitution;

 (b) give written notice of the proposed substitution to the Custodian;

 (c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

 (d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

The terms of the Plans are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plans are a unit investment trust under the Investment Company Act of 1940, and are registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Destiny Portfolios does not offer shares of Class O directly to the general public. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the two Plans offered in this prospectus there are currently two other series of Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N (the "N Plans"). A copy of a separate prospectus describing the two N Plans in detail is available from your investment professional or from Fidelity Distributors Corporation.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' prospectus beginning on page F-1. Generally, shares of the Funds are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the Plans. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your investments into the Plans to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans I: O purchase shares of Class O of Destiny I. Investments in Destiny Plans II: O purchase shares of Class O of Destiny II. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

The Custodian Agreement cannot be amended to adversely affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. The successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

Paul J. Gallagher, Director (1998 - present), is President of Fidelity Service Company, Inc.

Kevin J. Kelly, Director (1999 - present), is President of Fidelity Investments Institutional Services Company, Inc.

Edward L. McCartney, Director and President (1999 - present), is Executive Vice President of the Fidelity Personal Investments.

Gail McGovern, Director (2000 - present) is President of Fidelity Personal Investments.

Eric Roiter, Vice President and Clerk (1998 - present), is Senior Vice President and General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

Michael W. Kellogg, Executive Vice President (2000 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Jay Freedman, Assistant Clerk (1996 - present), is an employee of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Linda Capps Holland, Assistant Clerk & Compliance Officer (2000 - present), is an employee of FMR Corp.

During the twelve months ended September 30, 2000, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock ofthat company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Edward C. Johnson 3d is Chairman, Chief Executive Officer and a director of FMR Corp., and a Director, Chairman of the Board and Chairman of the Executive Committee of FMR. He is also a Trustee and President of Fidelity's mutual funds. Mr. Johnson's daughter, Abigail P. Johnson, is a Director of FMR Corp. and Vice President of certain of Fidelity's equity funds. Ms. Johnson is also a member of the Advisory Board of certain of Fidelity's mutual funds.

ILLUSTRATION OF TWO HYPOTHETICAL DESTINY PLANS

ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY DESTINY PLANS I: 0

The table below assumes an initial investment of $50.00 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1985 through September 2000, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a New Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended	Cumulative Investments	Annual Sales Charges	Annual Custodian Fees(B)	Total Shares	Annual Dividend Income	Annual Capital Gains Distributions	From Investment	From Dividends	From Capital Gains	Total Value of Plan(C)
1	-	12	Sept-86	$ 600.00	$ 300.00	$ 13.20	24.862	$ 5.45	$ 43.27	$ 248.48	$ 5.27	$ 41.86	$ 295.61
13	-	24	Sept-87	1,200.00	34.32	13.20	72.687	15.37	131.48	877.36	21.57	180.48	1,079.40
25	-	36	Sept-88	1,800.00	34.32	13.20	131.203	24.16	79.33	1,284.71	43.92	235.31	1,563.94
37	-	48	Sept-89	2,400.00	34.32	13.20	182.472	44.78	91.07	2,217.31	104.75	387.66	2,709.71
49	-	60	Sept-90	3,000.00	34.32	13.20	246.004	66.18	217.18	2,115.99	133.76	473.51	2,723.26
61	-	72	Sept-91	3,600.00	34.32	13.20	298.256	92.02	119.91	3,617.00	283.15	794.41	4,694.55
73	-	84	Sept-92	4,200.00	34.32	13.20	392.680	103.65	782.59	3,977.25	376.70	1,551.95	5,905.90
85	-	96	Sept-93	4,800.00	34.32	13.20	480.727	118.00	735.66	5,030.56	549.29	2,525.20	8,105.06
97	-	106	Sept-94	5,400.00	34.32	13.20	546.342	53.46	505.45	5,843.02	634.01	3,193.23	9,670.25
109	-	120	Sept-95	6,000.00	34.32	13.20	690.532	187.52	1.395.35	6,819.91	920.00	5,228.28	12,968.19
121	-	132	Sept-96	6,600.00	34.32	13.20	766.149	298.99	563.22	7,994.60	1.332.95	6,309.54	15,637.09
133	-	144	Sept-97	7,200.00	34.32	13.20	875.149	346.65	1,332.69	10,449.57	2,073.08	9,426.09	21,948.74
145	-	156	Sept-98	7,800.00	34.32	13.20	993.266	413.05	1,784.03	10,783.19	2,475.69	11,155.59	24,414.47
157	-	168	Sept-99	8,400.00	34.32	13.20	1115.182	418.59	2,162.71	12,180.48	3,110.64	14,305.80	29,596.92
169	-	180	Sept-00	9,000.00	34.32	13.20	1320.658	492.15	3,847.70	10,659.23	3,044.72	15,469.39	29,173.34
				$ 9,000.00	$ 780.48	$ 198.00		$ 2,680.02	$ 13,791.65			TOTAL	$ 29,173.34

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $50, $25 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $300.00. Additional deductions are $1.10 for Custodian Fees from each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, or the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page 6.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

ILLUSTRATION OF A HYPOTHETICAL $166.66 MONTHLY DESTINY PLANS I: 0

The table below assumes an initial investment of $166.66 and subsequent investments of $166.66 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1985 through September 2000, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a New Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

					DEDUCTIONS(A)					CUMULATIVE TOTAL VALUE OF SHARES
Investment No.			Fiscal Year Ended	Cumulative Investments	Annual Sales Charges	Annual Custodian Fees(B)	Total Shares	Annual Dividend Income	Annual Capital Gain Distributions	From Investment	From Dividends	From Capital Gains	Total Value of Plan(C)
1	-	12	Sept-86	$ 1,999.92	$ 999.96	$ 18.00	85.123	$ 18.66	$ 148.14	$ 850.75	$ 18.06	$ 143.31	$ 1,102.12
13	-	24	Sept-87	3,999.84	75.96	18.00	250.003	52.84	452.09	3,018.66	74.07	619.80	3,712.54
25	-	36	Sept-88	5,999.76	75.96	18.00	451.790	83.16	273.01	4,425.55	151.03	808.76	5,385.34
37	-	48	Sept-89	7,999.68	75.96	18.00	628.608	154.23	313.71	7,641.26	360.48	1,333.09	9,334.83
49	-	60	Sept-90	9,999.60	75.96	18.00	847.685	228.01	748.29	7,293.80	460.54	1,629.54	9,383.87
61	-	72	Sept-91	11,999.52	75.96	18.00	1027.899	317.13	413.23	12,469.47	975.21	2,734.45	16,179.13
73	-	84	Sept-92	13,999.44	75.96	18.00	1353.449	357.25	2,697.28	13,712.64	1,297.66	5,345.58	20,355.88
85	-	96	Sept-93	15,999.36	75.96	18.00	1657.036	406.73	2,535.71	17,345.42	1,892.47	8,699.75	27.937.63
97	-	108	Sept-94	17,999.28	75.96	18.00	1883.299	184.28	1,742.28	20,147.78	2,184.44	11,002.18	33,334.39
109	-	120	Sept-95	19,999.20	75.96	18.00	2380.431	646.60	4,809.96	23.517.32	3,170.21	18,016.97	44,704.49
121	-	132	Sept-96	21,999.12	75.96	18.00	2641.173	1,030.70	1,941.55	27,568.91	4,593.65	21,743.79	53,906.35
133	-	144	Sept-97	23,999.04	75.96	18.00	3016.998	1,195.04	4,594.25	36,035.58	7,144.79	32,485.93	75,666.31
145	-	156	Sept-98	25,998.96	75.96	18.00	3424.248	1,423.96	6,150.29	37,186.80	8,532.78	38,448.44	84,168.03
157	-	168	Sept-99	27,998.88	75.96	18.00	3844.598	1,443.08	7,455.89	42,006.12	10,721.62	49,307.89	102,035.64
169	-	180	Sept-00	29,998.80	75.96	18.00	4553.037	1,696.69	13,265.02	36,760.51	10,494.74	53,321.35	100,576.60
				$ 29,998.80	$ 2,063.40	$ 270.00		$ 9,238.16	$ 47,540.71			TOTALS	$100,576.60

NOTES:

(A) Under the terms of this Plan, out of the initial investment of $166.66, $83.33 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $999.96. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18. Deductions from the first 12 investments therefore total $1,017.96 or 50.90% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.78% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by prorating each Plan's administrative costs over the total number of Plan accounts. In general, or the fiscal year ended September 30, 2000, the charge was $3.58 for Destiny Plans I: O and $4.42 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page 6.

(C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15-year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: O and Destiny Plans II: O:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans: Destiny Plans I: O and Destiny Plans II: O (formerly known as Destiny Plans I: Original and Destiny Plans II: Original) (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 2000, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts	PricewaterhouseCoopers LLP
November 10, 2000

Fidelity Systematic Investment Plans: Destiny Plans I: O
Financial Statements

Statement of Assets and Liabilities
September 30, 2000

Assets:
Securities of investment company: 265,034,520
Class O shares of Destiny I held for investors, valued at net asset value of $22.09 per share (Note 1)
(average cost $4,785,522,711)

Cash
Receivable for Class O Destiny I shares sold

Total assets

$ 5,854,612,542 93,802 1,483,581 $ 5,856,189,925

Liabilities:
Payable for Class O Destiny I shares purchased

Payable to planholders for Class O Destiny I shares sold

Payable to custodian, sponsor and broker/dealer (Note 3)

Total liabilities

Net Assets (Note 2) (equivalent to $22.09 per share)

$ 186,681 1,367,984 1,195,197	2,749,862 $ 5,853,440,063

Statements of Operations

	Year Ended September 30, 2000	Year Ended September 30, 1999	Year Ended September 30, 1998
Investment Income: Distributions received on Class O shares of Destiny I from net investment income	$ 109,897,088	$ 100,935,850	$ 106,844,269
Expenses (Note 3): Custodian Fees Administrative expenses Net expenses Net investment income	904,522 333,355 1,237,877 108,659,211	419,223 547,484 966,707 99,969,143	415,994 571,646 987,640 105,856,629

Realized and Unrealized Gain on Investments:
Complete and partial liquidations, including Destiny I Class O shares delivered to investors at market value:

Proceeds received

Cost of Destiny I: O shares

Net realized gain on Plan liquidations

Net (decrease)/increase in unrealized appreciation

Net realized and unrealized gain/(loss) on Plan shares

Distributions received on Class O shares of Destiny I from

net realized gains on investments

Net (decrease)/increase in net assets resulting from operations

	718,164,332 (544,318,468) 173,845,864 (1,326,549,655) (1,152,703,791) 859,195,416 $ (184,849,164)	544,570,378 (336,813,670) 207,756,708 306,798,073 514,554,781 521,501,893 $ 1,136,025,817	391,959,152 (243,294,998) 148,664,154 (210,974,989) (62,310,835) 461,476,309 $ 505,022,103

The accompanying notes are an integral part of the financial statements.

Destiny Plans I: O - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny I: O

	Year Ended September 30, 2000		Year Ended September 30, 1999		Year Ended September 30, 1998
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period	$ 6,674,702,813	251,530,492	$ 5,939,254,712	241,669,303	$ 5,726,389,970	228,364,289
Additions during period: From investor payments Less: Creation and Sales Charges (Note 3) Custodian Fees and insurance premiums (Note 3)	212,469,649 (3,603,489) (701,096)		222,473,581 (6,254,370) (762,897)		164,550,079 (5,911,794) (816,861)
Balance invested in Destiny I Class O shares	208,165,064	8,600,206	215,456,314	8,211,289	157,821,424	6,409,698
Net investment income and net realized gains on investments Less: Cash distributions to investors	967,854,627 (126,414,318)		621,471,036 (71,463,652)		567,332,938 (58,019,633)
Balance reinvested in Destiny I: Class O shares	841,440,309	35,276,461	550,007,384	21,659,985	509,313,305	22,269,509
Net realized gain on Plan liquidations	173,845,864		207,756,708		148,664,154
Net increase/(decrease) in unrealized appreciation	(1,326,549,655)		306,798,073		(210,974,989)
 Total	6,571,604,395	295,407,159	7,219,273,191	271,540,577	6,331,213,864	257,043,496
Deductions during period: Redemptions and cancellations of Destiny I Class O shares	(718,164,332)	(30,372,639)	(544,570,378)	(20,010,085)	(391,959,152)	(15,374,193)
Net assets at end of period	$ 5,853,440,063	265,034,520	$ 6,674,702,813	251,530,492	$ 5,939,254,712	241,669,303

The accompanying notes are an integral part of the financial statements.

Fidelity Systematic Investment Plans: Destiny Plans II: O
Financial Statements

Statement of Assets and Liabilities
September 30, 2000

Assets:
Securities of investment company: 378,243,753
Class O shares of Destiny Plan II held for investors, valued at net asset value of $16.13 per share (Note 1)
(average cost $4,536,278,091)
Cash
Receivable for Class O Destiny II shares sold
Other receivables
Total assets

$ 6,101,071,743 394,115 1,362,699 24,078 $ 6,102,852,635

Liabilities:
Payable for Class O Destiny II shares purchased
Payable to planholders for Class O Destiny II shares sold
Payable to custodian, sponsor and broker/dealer (Note 3)
Total liabilities
Net Assets (Note 2) (equivalent to $16.12 per share)

$ 338,531 1,349,419 3,151,483	4,839,433 $ 6,098,013,202

Statements of Operations

	Year Ended September 30, 2000	Year Ended September 30, 1999	Year Ended September 30, 1998
Investment Income: Distributions received on Class O shares of Destiny II from net investment income	$ 38,214,287	$ 33,280,350	$ 61,646,651
Expenses (Note 3): Custodian Fees Administrative expenses Net expenses Net investment income	2,207,935 1,135,136 3,343,071 34,871,216	561,429 1,395,440 1,956,869 31,323,481	526,319 1,359,835 1,886,154 59,760,497

Realized and Unrealized Gain on Investments:
Complete and partial liquidations, including Destiny II Class O shares delivered to investors at market value:
Proceeds received
Cost of Destiny II Class O shares
Net realized gain on Plan liquidations
Net (decrease)/increase in unrealized appreciation
Net realized and unrealized gain/(loss) on Plan shares
Distributions received on Class O shares of Destiny II from
net realized gains on investments
Net increase in net assets resulting from operations

	711,146,106 (526,563,148) 184,582,958 317,570,379 502,153,337 496,785,733 $ 1,033,810,286	528,761,506 (386,500,309) 142,261,197 151,877,219 294,138,416 843,102,207 $ 1,168,564,104	357,872,401 (236,739,289) 121,133,112 (188,590,035) (67,456,923) 239,189,005 $ 231,492,579

The accompanying notes are an integral part of the financial statements.

Destiny Plans II: O - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny II: O

	Year Ended September 30, 2000		Year Ended September 30, 1999		Year Ended September 30, 1998
	Amount	Shares	Amount	Shares	Amount	Shares
Net assets at beginning of period	$ 5,092,951,550	345,175,861	$ 3,862,022,604	274,615,300	$ 3,505,991,367	243,583,375
Additions during period: From investor payments Less: Creation and Sales Charges (Note 3) Custodian Fees (Note 3)	718,582,813 (15,738,638) (2,124,282)		640,587,042 (26,000,366) (2,188,437)		516,456,857 (27,033,563) (2,160,566)
Balance invested in Destiny II Class O shares	700,719,893	44,530,961	612,398,239	41,352,317	487,262,728	32,903,678
Net investment income and net realized gains on investments Less: Cash distributions to investors	531,656,949 (18,322,421)		874,546,651 (21,392,854)		298,949,502 (4,851,669)
Balance reinvested in Destiny II: Class O shares	513,334,528	33,521,100	853,153,797	64,731,048	294,097,833	22,061,716
Net realized gain on Plan liquidations	184,582,958		142,261,197		121,133,112
Net increase/(decrease) in unrealized appreciation Total	317,570,379 6,809,159,308	423,227,922	151,877,219 5,621,713,056	380,698,665	(188,590,035) 4,219,895,005	298,548,769
Deductions during period: Redemptions and cancellations of Destiny II Class O shares	(711,146,106)	(44,984,169)	(528,761,506)	(35,522,804)	(357,872,401)	(23,933,469)
Net assets at end of period	$ 6,098,013,202	378,243,753	$ 5,092,951,550	345,175,861	$ 3,862,022,604	274,615,300

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. Significant Accounting Policies: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the "Funds"). Destiny Plans I: O is for the accumulation of Class O shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II: O is for the accumulation of Class O shares of Fidelity Destiny Portfolios: Destiny II. Destiny Plans I: O and Destiny Plans II:O were closed to new investors on December 15, 1999.

The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

2. Plan Assets

Destiny Plans I: O assets consisted of the following at September 30, 2000:

	Systematic Investment Plans	Systematic Investment Plans with Insurance	Total of All Plans

Payments received from investors on outstanding Plans
Deduct:
Creation and Sales Charges
Custodian Fees
Insurance premiums
Total deductions
Net payments invested in Class O shares of Destiny I
Add:
Distributions from net investment income reinvested
Distributions from realized gains reinvested
Unrealized appreciation in Destiny I Class O shares held at September 30, 2000

Deduct:
Fees payable
Net assets

	$ 1,608,756,443 70,531,483 10,328,118 -- 80,859,601 1,527,896,842 435,437,819 2,815,183,392 1,067,424,583 (1,193,335) $ 5,844,749,301	$ 737,500 39,077 7,915 21,815 68,807 668,693 1,011,553 5,347,130 1,665,248 (1,862) $ 8,690,762	$ 1,609,493,943 70,570,560 10,336,033 21,815 80,928,408 1,528,565,535 436,449,372 2,820,530,522 1,069,089,831 (1,195,197) $ 5,853,440,063

Notes to Financial Statements - continued

2. Plan Assets - continued

Destiny Plans II: O assets consisted of the following at September 30, 2000:

	Systematic Investment Plans

Payments received from investors on outstanding Plans
Deduct:
Creation and Sales Charges
Custodian Fees
Total deductions
Net payments invested in Class O shares of Destiny II
Add:
Distributions from net investment income reinvested
Distributions from realized gains reinvested
Unrealized appreciation in Destiny II Class O shares held at September 30, 2000

Deduct:
Fees payable
Net assets

$ 2,890,639,497 191,389,910 15,647,062 207,036,972 2,683,602,525 159,461,758 1,693,306,750 1,564,793,652 (3,151,483) $ 6,098,013,202

3. Expenses and Deductions:

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plans. A portion of these sales charges were reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $634,000, $983,000, and $1,152,000 as its portion of the Creation and Sales Charges on sales of Destiny Plans I: O during the years ended September 30, 2000, 1999, and 1998, respectively and $2,350,000, $3,636,000, and $2,126,000 on sales of Destiny Plans II: O during the years ended September 30, 2000, 1999, and 1998, respectively.

Under the terms of a Custodian Agreement investments into the Plans are charged certain fees based upon the amount, nature and date that an account is established. In addition, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal as reimbursement for administrative expenses. Planholders may also be charged additional fees for certain services provided by the Custodian.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 1999, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether this financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

January 25, 2000

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 1999
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
	Brokers, dealers and customers	$46,550
	Mutual funds	68,265
Investments, at market (cost $19,798)		19,881
Property and equipment, net		4,009
Deferred dealers concessions, net		254,225
Other assets		330
	Total Assets	$393,260

LIABILITIES

Payable to broker/dealers		$33,677
Payable to mutual funds		46,353
	Total Liabilities	80,030

STOCKHOLDER'S EQUITY

Preferred stock, 5% noncumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares		475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares		1
Additional paid-in capital		132,292
Retained earnings		216,391
		349,159
	Less: Net Receivable from FMR Corp.	(35,929)
	Total Stockholder's Equity	313,230
	Total Liabilities and Stockholder's Equity	$393,260

The accompanying notes are an integral part of this financial statement.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENT

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an affiliate and is the sponsor of Fidelity Destiny Plans. A division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other administrative services on behalf of affiliated companies.

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 1999. Actual results could differ from the estimates included in the financial statements.

Fair Value Of Financial Instruments

Investments consist of shares held in Fidelity mutual funds and are stated at market value. Net receivables from FMR Corp., receivables and payables from brokers, dealers, and customers, and receivables and payables from mutual funds are carried at amounts which approximate fair value.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows: computer equipment, three years; and furniture and equipment, five to ten years. Renewals and betterments of a nature considered to materially extend the useful lives of the assets are capitalized.

Deferred Dealers Concessions

Deferred dealers concessions of $254,225,000 is net of accumulated amortization of $86,981,000 as of December 31, 1999. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain mutual funds' shares that pay the Company an asset-based trailer fee and are subject to a contingent deferred sales charge. The charges are amortized over five years and are borne by an affiliate.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. Deferred income taxes result from differences in the recognition of revenue and expense for tax and financial reporting purposes. The Company's deferred tax asset at December 31, 1999 approximated $9,998,000 and is included in Receivable from FMR Corp. The principal sources of temporary differences related to deferred compensation, pension expense and depreciation.

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies. Under these arrangements, the Company charged these affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expense incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the profit sharing and retirement plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENT (continued)

C. Transactions with FMR Corp. and Affiliated Companies, continued:

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, certain liabilities of approximately $40,593,000 have been offset against the receivable from FMR Corp.

D. Property and Equipment:

Property and Equipment, at cost, consists of the following at December 31, 1999 (in thousands):

Equipment	$18,570
Furniture and fixtures	1,353
19,923
Less: Accumulated depreciation	15,914
$4,009

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. At December 31, 1999, the Company had net capital of $18,304,000 in excess of its required net capital of $34,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1999 was 0.03 to 1.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

DestinySM Portfolios

Destiny I - Class O

(Fund 006, CUSIP 316127109)

Destiny II - Class O

(Fund 306, CUSIP 316127208)

Shares of Class O of each fund are only available to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O and Destiny Plans II: O (the "Destiny Plans" or a "Destiny Plan"), a unit investment trust. Details of the Destiny Plans, including the Creation and Sales Charges and the Custodian Fees, are discussed in the prospectus for the Destiny Plans. Prospective investors should read this prospectus in conjunction with the Destiny Plans' prospectus.

Prospectus

November 29, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	F-3	Investment Summary
	F-3	Performance
	F-5	Fee Table
Fund Basics	F-6	Investment Details
	F-7	Valuing Shares
Shareholder Information	F-8	Buying and Selling Shares
	F-10	Exchanging Shares
	F-10	Account Features and Policies
	F-11	Dividends and Capital Gain Distributions
	F-12	Tax Consequences
Fund Services	F-13	Fund Management
	F-14	Fund Distribution
Appendix	F-15	Financial Highlights
	F-17	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plans. Returns for each fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees were included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Destiny I - Class O
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-3.15%	38.92%	15.15%	26.42%	4.43%	36.95%	18.55%	30.92%	25.63%	4.96%



During the periods shown in the chart for Class O of Destiny I, the highest return for a quarter was 21.23% (quarter ended March 31, 1991) and the lowest return for a quarter was -18.64% (quarter ended September 30, 1990).

The year-to-date return as of September 30, 2000 for Class O of Destiny I was -9.21%.

Destiny II - Class O
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-2.52%	41.42%	15.48%	26.81%	4.48%	35.96%	17.86%	29.64%	28.11%	25.40%



During the periods shown in the chart for Class O of Destiny II, the highest return for a quarter was 25.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.41% (quarter ended September 30, 1990).

The year-to-date return as of September 30, 2000 for Class O of Destiny II was -0.68%.

Average Annual Returns - Funds

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years
Destiny I - Class O	4.96%	22.89%	19.08%
S&P 500®	21.04%	28.56%	18.21%
Lipper Growth Funds Average	29.27%	25.04%	16.52%
Destiny II - Class O	25.40%	27.26%	21.55%
S&P 500®	21.04%	28.56%	18.21%
Lipper Growth Funds Average	29.27%	25.04%	16.52%

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

Prospectus

Fund Summary - continued

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years	Past 15 years/ Life of Plan
Destiny Plans I: O	-49.83%	18.46%	17.52%	18.29%
Destiny Plans II: O	-40.06%	22.67%	19.96%	22.36%A

A From December 30, 1985 (commencement of operations).

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class O shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The annual class operating expenses provided below for Class O do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class O
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual class operating expenses (paid from class assets)

		Class O
Destiny I	Management fee	0.25%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.02%
	Total annual class operating expenses	0.27%
Destiny II	Management fee	0.55%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.03%
	Total annual class operating expenses	0.58%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class O operating expenses would have been 0.25% for Destiny I and 0.56% for Destiny II.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class O's annual return is 5% and that your shareholder fees and Class O's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Class O
Destiny I	1 year	$ 28
	3 years	$ 87
	5 years	$ 152
	10 years	$ 343
Destiny II	1 year	$ 59
	3 years	$ 186
	5 years	$ 324
	10 years	$ 726

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect thevalue of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Destiny I seeks capital growth.

Destiny II seeks capital growth.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class O's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class O's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-800-433-0734 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class O shares of the funds through a retirement account or sell Class O shares through an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class O shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class O shares of a fund, including a transaction fee if you sell Class O shares of a fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Buying Shares

Each fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plans. Generally, State Street will hold all shares of each fund unless a Planholder elects to hold fund shares directly after completing or terminating a Destiny Plan. The terms of the offering of the Destiny Plans are contained in the Destiny Plans' prospectus. Each fund will only offer its shares to the general public through the Destiny Plans. Each fund also offers its shares to a particular retirement plan.

The price to buy one share of Class O is the class's NAV. Class O shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of a fund directly.

The price to sell one share of Class O is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

Prospectus

Shareholder Information - continued

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to Class A or Class T of a Fidelity Advisor fund.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class O account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to other Fidelity funds or to Class A or Class T of a Fidelity Advisor fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class O shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds, including Class A or Class T of the Fidelity Advisor funds. The exchange privilege is available only to those investors who hold shares of a fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The fund or class you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund or class, read its prospectus.
  Exchanges may have tax consequences for you.
  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of a fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Systematic Exchange Program To move money from Class O to Class A or Class T of a Fidelity Advisor fund.
Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class O account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class O shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

The following distribution options are applicable only to those investors who hold shares of a fund directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class O's distributions:

Prospectus

Shareholder Information - continued

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class O shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class O shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for each fund. FMRC is a wholly-owned subsidiary of FMR.

Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Adam Hetnarski is vice president and manager of Destiny II, which he has managed since June 2000. He also manages other Fidelity funds. Mr. Hetnarski joined Fidelity as a member of the Fidelity Investments Institutional Services (FIIS) training program in 1991.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and the group fee rate was 0.2738% for Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The basic fee for Destiny I and Destiny II for the fiscal year ended September 30, 2000 was 0.45% and 0.58%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

Prospectus

Fund Services - continued

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class O's shares.

Class O of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class O.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Class O's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class O's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Destiny I - Class O

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.54	$ 24.58	$ 25.08	$ 20.41	$ 18.78
Income from Investment Operations
Net investment income	.20 C	.42 C	.44 C	.49 C	.45
Net realized and unrealized gain (loss)	(.77)	4.13	1.56	6.36	2.42
Total from investment operations	(.57)	4.55	2.00	6.85	2.87
Less Distributions
From net investment income	(.44)	(.42)	(.47)	(.45)	(.43)
From net realized gain	(3.44)	(2.17)	(2.03)	(1.73)	(.81)
 Total distributions	(3.88)	(2.59)	(2.50)	(2.18)	(1.24)
Net asset value, end of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Total Return A, B	(3.23)%	18.99%	8.72%	36.29%	16.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742	$ 4,565,482
Ratio of expenses to average net assets	.27%	.32%	.33%	.39%	.65%
Ratio of expenses to average net assets after expense reductions	.25% D	.31% D	.33%	.38%D	.65%
Ratio of net investment income to average net assets	.85%	1.55%	1.71%	2.20%	2.40%
Portfolio turnover	145%	36%	27%	32%	42%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Destiny II - Class O

Years ended September 30,	2000	1999	1998	1997	1996E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 14.07	$ 14.40	$ 11.61	$ 10.57
Income from Investment Operations
Net investment income	.06 C	.12 C	.18 C	.27 C	.24
Net realized and unrealized gain (loss)	2.85	3.73	.71	3.52	1.34
Total from investment operations	2.91	3.85	.89	3.79	1.58
Less Distributions
From net investment income	(.11)	(.12)	(.25)	(.25)	(.22)
From net realized gain	(1.43)	(3.04)	(.97)	(.75)	(.32)
 Total distributions	(1.54)	(3.16)	(1.22)	(1.00)	(.54)
Net asset value, end of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Total Return A, B	20.25%	30.06%	6.64%	34.72%	15.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144	$ 2,538,407
Ratio of expenses to average net assets	.58%	.48%	.48%	.54%	.78%
Ratio of expenses to average net assets after expense reductions	.56% D	.47% D	.48%	.53%D	.78%
Ratio of net investment income to average net assets	.37%	.79%	1.23%	2.11%	2.38%
Portfolio turnover	113%	77%	106%	35%	37%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

E Per share data have been adjusted for a 3 for 1 share split paid June 21, 1996.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The Lipper Large-Cap Core Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Large-Cap Supergroup Average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of Class O of each fund to two new Lipper comparison categories.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years
Destiny I - Class O	4.96%	22.89%	19.08%
Lipper Large-Cap Value Funds Average	22.35%	25.53%	16.66%
Lipper Large-Cap Supergroup Average	24.93%	26.34%	17.07%
Destiny II - Class O	25.40%	27.26%	21.55%
Lipper Large-Cap Core Funds Average	22.35%	25.53%	16.66%
Lipper Large-Cap Supergroup Average	24.93%	26.34%	17.07%

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-1796

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Destiny is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.710281.102	DES-pro-MAPS code suffix


SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DES-PRO-1100
1.476237.103

(recycle logo

Printed on recycled paper


Fidelity®
Systematic
Investment Plans:
DestinySM Plans I: N
Destiny Plans II: N

Prospectus
November 29, 2000

(Destiny Logo Graphic)

FIDELITY SYSTEMATIC INVESTMENT PLANS:
Destiny Plans I: N and Destiny Plans II: N

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes two Destiny Plans: Destiny Plans I: N and Destiny Plans II: N (formerly known as Destiny Plans I: New and Destiny Plans II: New) (the "Plans"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 25 years. You may invest in one of several monthly investment plan amounts and may make investments of as little as $50 per month. Investments in your Plan are applied to the purchase of Class N shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: N purchases Class N shares of Fidelity Destiny Portfolios: Destiny I, and Destiny Plans II: N purchases Class N shares of Fidelity Destiny Portfolios: Destiny II (the "Funds").

The Plans charge Creation and Sales Charges equal to as much as 50% of each of your first twelve monthly investments. Over the life of a 10-year Plan, these Creation and Sales Charges range from 5.00% of the total amount invested on a $6,000 Plan ($50 a month) to 1.50% of the total amount invested on a $1,200,000 Plan ($10,000 a month). Over the life of a 15-year Plan, these Creation and Sales Charges range from 3.33% of the total amount invested on a $9,000 Plan ($50 a month) to 1.00% of the total amount invested in a $1,800,000 Plan ($10,000 a month). The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class N shares of the Funds. Class N shares of the Funds are subject to certain annual expenses, including management fees and 12b-1 fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section beginning on page 5.

YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the entire Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities and your Plan's value will increase or decrease over time as the result of increases or decreases in the prices of securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class N shares and the full amount of the Creation and Sales Charges you have paid within 45 days of the purchase of a Plan. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page 14.

Class N shares of the Funds are available to the public only through the Plans described in this prospectus. You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Funds' investment adviser have investment objectives similar in many respects to those of the Funds. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plans.

Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation (the "Sponsor"), Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios. You should only rely upon the information contained in these prospectuses.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

[This Page Intentionally Left Blank]

HOW THE FIDELITY DESTINY PLANS CAN HELP YOU MEET YOUR OBJECTIVES

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

The Destiny Funds are mutual funds, the value of whose shares are subject to fluctuations in the values of their underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

Before opening a Plan you should also consider the following:

1. A Plan represents an agreement among Fidelity Distributors Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

2. Investments made through the Plans will not result in direct ownership of shares of the Funds, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class N shares of a Fund. You will have a beneficial interest in the underlying Fund's shares.

3. Unlike most other plans of this type, the Funds do not sell their shares directly to the public. Investments in the Funds may be made only through the trust arrangements provided by the Plans.

4. The Plans charge Creation and Sales Charges, sometimes called a "front-end load". If you were to terminate your Plan between 45 days and 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments. However, if you complete a 15-year Plan, the maximum Creation and Sales Charge would be no higher than 3.33% of your total investments. Accordingly, a Plan would not be suitable as a short-term investment. See "Fees and Expenses" on page 5.

INVESTMENT OBJECTIVE OF THE FUNDS

Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny II. The Funds are diversified mutual funds, an investment vehicle that pools shareholders' money and invests it in a number of different securities. Each Fund's objective is to seek capital growth.

The Funds' investments are managed by Fidelity Management & Research Company (FMR). FMR's principal investment strategies include:

· Normally investing primarily in common stocks.

· Investing in domestic and foreign issuers.

· Investing in either "growth" stocks or "value" stocks or both.

· Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The Funds' investment objective and principal investment strategies and risks are described in the accompanying Fidelity Destiny Portfolios prospectus which begins on page F-1.

For more information about the business experience of FMR, see "Fund Management" on page F-14 of the Funds' prospectus.

HOW TO START A DESTINY PLAN

To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10-year Plan or a 15-year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans I: N or Destiny Plans II: N, as the case may be, when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. See "Automatic Investment Program and Government Allotments" on page 10. After your Plan Application and initial investment is received in proper form by the Sponsor, the applicable Creation and Sales Charges will be deducted. The balance of your investment will be invested in Class N shares of the Funds, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans I: N or Destiny Plans II: N, as the case may be, directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class N shares of the Funds at the current NAV of Class N after the deduction of any applicable Creation and Sales Charges.

1. Tax-Advantaged Retirement Plans

The Plans may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available by Fidelity Destiny Portfolios is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

FEES AND EXPENSES

Your Plan pays two kinds of fees: Creation and Sales Charges and Account Fees. Each of these fees is described in more detail below.

Your Plan also indirectly pays the fees and charges imposed on Class N shares of the Funds, including management fees, 12b-1 fees and other expenses. Your Plan indirectly pays these fees because it invests in Class N shares of the Funds. For more information about the fees payable by the Funds, see "Fee Table" on page F-5 of the Funds' prospectus.

1. Creation and Sales Charges

You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10-year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The percentage of Creation and Sales Charges for each invested dollar decreases as Face Amount increases. The Creation and Sales Charges on the largest 10-year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

When you have completed a 15-year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15-year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

You have certain cancellation and refund rights. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made. See "Your Cancellation and Refund Rights" on page 14.

The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10-Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 6,000.00	$ 25.00	$ 300.00	5.00%	5.26%
75.00	9,000.00	37.50	450.00	5.00	5.26
100.00	12,000.00	50.00	600.00	5.00	5.26
125.00	15,000.00	62.50	750.00	5.00	5.26
150.00	18,000.00	75.00	900.00	5.00	5.26
166.66	19,999.20	83.33	999.96	5.00	5.26
200.00	24,000.00	100.00	1,200.00	5.00	5.26
250.00	30,000.00	125.00	1,500.00	5.00	5.26
300.00	36,000.00	150.00	1,800.00	5.00	5.26
350.00	42,000.00	175.00	2,100.00	5.00	5.26
400.00	48,000.00	200.00	2,400.00	5.00	5.26
450.00	54,000.00	225.00	2,700.00	5.00	5.26
500.00	60,000.00	250.00	3,000.00	5.00	5.26
600.00	72,000.00	300.00	3,600.00	5.00	5.26
700.00	84,000.00	350.00	4,200.00	5.00	5.26
800.00	96,000.00	400.00	4,800.00	5.00	5.26
900.00	108,000.00	450.00	5,400.00	5.00	5.26
1,000.00	120,000.00	500.00	6,000.00	5.00	5.26
1,250.00	150,000.00	625.00	7,500.00	5.00	5.26
1,500.00	180,000.00	675.00	8,100.00	4.50	4.71
1,750.00	210,000.00	700.00	8,400.00	4.00	4.17
2,000.00	240,000.00	750.00	9,000.00	3.75	3.90
2,500.00	300,000.00	812.50	9,750.00	3.25	3.36
5,000.00	600,000.00	1,250.00	15,000.00	2.50	2.56
10,000.00	1,200,000.00	1,500.00	18,000.00	1.50	1.52

* Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15-Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 50.00	$ 9,000.00	$ 25.00	$ 300.00	3.33%	3.45%
75.00	13,500.00	37.50	450.00	3.33	3.45
100.00	18,000.00	50.00	600.00	3.33	3.45
125.00	22,500.00	62.50	750.00	3.33	3.45
150.00	27,000.00	75.00	900.00	3.33	3.45
166.66	29,998.80	83.33	999.96	3.33	3.45
200.00	36,000.00	100.00	1,200.00	3.33	3.45
250.00	45,000.00	125.00	1,500.00	3.33	3.45
300.00	54,000.00	150.00	1,800.00	3.33	3.45
350.00	63,000.00	175.00	2,100.00	3.33	3.45
400.00	72,000.00	200.00	2,400.00	3.33	3.45
450.00	81,000.00	225.00	2,700.00	3.33	3.45
500.00	90,000.00	250.00	3,000.00	3.33	3.45
600.00	108,000.00	300.00	3,600.00	3.33	3.45
700.00	126,000.00	350.00	4,200.00	3.33	3.45
800.00	144,000.00	400.00	4,800.00	3.33	3.45
900.00	162,000.00	450.00	5,400.00	3.33	3.45
1,000.00	180,000.00	500.00	6,000.00	3.33	3.45
1,250.00	225,000.00	625.00	7,500.00	3.33	3.45
1,500.00	270,000.00	675.00	8,100.00	3.00	3.09
1,750.00	315,000.00	700.00	8,400.00	2.67	2.74
2,000.00	360,000.00	750.00	9,000.00	2.50	2.56
2,500.00	450,000.00	812.50	9,750.00	2.17	2.21
5,000.00	900,000.00	1,250.00	15,000.00	1.67	1.69
10,000.00	1,800,000.00	1,500.00	18,000.00	1.00	1.01

* Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 15,000.00	$ 25.00	$ 300.00	2.00%	2.04%
75.00	22,500.00	37.50	450.00	2.00	2.04
100.00	30,000.00	50.00	600.00	2.00	2.04
125.00	37,500.00	62.50	750.00	2.00	2.04
150.00	45,000.00	75.00	900.00	2.00	2.04
166.66	49,998.00	83.33	999.96	2.00	2.04
200.00	60,000.00	100.00	1,200.00	2.00	2.04
250.00	75,000.00	125.00	1,500.00	2.00	2.04
300.00	90,000.00	150.00	1,800.00	2.00	2.04
350.00	105,000.00	175.00	2,100.00	2.00	2.04
400.00	120,000.00	200.00	2,400.00	2.00	2.04
450.00	135,000.00	225.00	2,700.00	2.00	2.04
500.00	150,000.00	250.00	3,000.00	2.00	2.04
600.00	180,000.00	300.00	3,600.00	2.00	2.04
700.00	210,000.00	350.00	4,200.00	2.00	2.04
800.00	240,000.00	400.00	4,800.00	2.00	2.04
900.00	270,000.00	450.00	5,400.00	2.00	2.04
1,000.00	300,000.00	500.00	6,000.00	2.00	2.04
1,250.00	375,000.00	625.00	7,500.00	2.00	2.04
1,500.00	450,000.00	675.00	8,100.00	1.80	1.83
1,750.00	525,000.00	700.00	8,400.00	1.60	1.63
2,000.00	600,000.00	750.00	9,000.00	1.50	1.52
2,500.00	750,000.00	812.50	9,750.00	1.30	1.32
5,000.00	1,500,000.00	1,250.00	15,000.00	1.00	1.01
10,000.00	3,000,000.00	1,500.00	18,000.00	0.60	0.60

* For a description of the Extended Investment Option, see page 12.

** Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	100.00%	$ 300.00	100.00%	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	5.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	5,700.00	95.00	150.00	50.00	300.00	50.00	900.00	75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	100.00%	$ 300.00	100.00	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	3.33	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	8,700.00	97.67	150.00	50.00	300.00	50.00	900.00	75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	100.00%	$ 300.00	100.00	$ 600.00	100.00%	$ 1,200.00	100.00%
Less: Creation and Sales Charges	300.00	2.00	150.00	50.00	300.00	50.00	300.00	25.00
Net Amount Invested in Plan	14,700.00	98.00	150.00	50.00	300.00	50.00	900.00	75.00

* Assuming completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-years (300 investments) schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page 12.

2. Account Fees

You may also pay additional Account Fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial. See "The Custodian" on page 17. These additional Account Fees are described below.

Completed Plan Fee: An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but have elected not to hold Class N shares of the Fund directly. See "Completed Plans and Exchanges" on page 15.

Inactive Account Fee: An annual $12 fee will also be charged to your Plan if you have not completed your Plan and your Plan is not current. See "Keeping Your Plan Current" on page 10.

Termination Fee: A fee of $2.50 will be charged to your Plan if you make a complete withdrawal or you terminate your Plan prior to completion. See "Terminating Your Plan" on page 14.

Returned Check Fee: For Plans issued prior to December 1, 2000, a fee of $2.50 will be charged to your Plan for any check or preauthorized check which is not honored by the bank on which it is drawn ("dishonored check"). For Plans issued on or after December 1, 2000, a fee of $10.00 will be charged for each dishonored check.

 Bank Wire Fee: A $10.00 fee will be charged for each redemption of shares by wire.

Fidelity Destiny IRA Maintenance Fee: If you have a Fidelity Destiny IRA, you will be charged an annual $10 maintenance fee and certain additional service fees. See "Tax-Advantaged Retirement Plans" on page 5.

The Custodian deducts these Account Fees from your Plan account. If possible, these fees are paid first from dividends and distributions. However, if necessary, these fees may be paid out of principal from the proceeds of the sale of Fund Shares in your Plan account. The Custodian has a lien on your shares to the extent of these rights.

Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plans and the Planholders (or deducted from Fund dividends or distributions) are being voluntarily paid by the Funds or the Sponsor. Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plans or the Planholders (or deducted from Fund dividends or distributions).

KEEPING YOUR PLAN CURRENT

Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15-year Plan for another 10 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. See "Automatic Investment Program and Government Allotments" below.

If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. See "Dollar-Cost Averaging and Diversification" below. If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. See "Termination of Your Plan by the Sponsor or Custodian" on page 16.

DOLLAR-COST AVERAGING AND DIVERSIFICATION

The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or guard against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

PLAN FEATURES

1. Automatic Investment Program and Government Allotments

To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

How to Establish, Change or Terminate an Automatic Investment Program

· To establish an Automatic Investment Program, you should complete a Preauthorized Check Transaction Form, attach a voided blank check, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then draft your bank account each month in the amount of the monthly Plan investment amount. To change your Automatic Investment Program, you must give written notice to Boston Financial at least 15 days before the date on which the change is to go into effect.

· To terminate your Automatic Investment Program, you must give written notice to Boston Financial at least 5 days before the date of the next scheduled draft.

How to Establish, Change or Terminate a Government Allotment

· Members of the military may establish a government allotment by completing the appropriate government allotment form.

· You may change or terminate a government allotment at any time by giving notice to your government disbursing office.

· Please obtain forms to establish, change, or terminate a government allotment from your government disbursing office. Boston Financial cannot supply you with these forms.

2. Rights of Accumulation

You may qualify to pay lower Creation and Sales Charges on any new Plans that you purchase, or on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the following holdings registered to you, members of your immediate family, or certain fiduciary accounts described below: (i) the Face Amounts of any current Plans, (ii) Class A, Class T ,Class B, and Class C shares of any Fidelity Advisor fund, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. In addition, when you purchase a new Plan, or increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans that are already at the $166.66 per month investment size, and which are registered to you or your immediate family. 10-year and 15-year plans may not be combined for purposes of taking advantage of these rights of accumulation.

To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. The applications for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

· It has been completed and not redeemed;

· It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or

· It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently stops making monthly investments and is no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

3. Distributions

Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase additional Class N shares of the Funds at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

You must instruct Boston Financial in writing if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested.

Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend". Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. See "Taxes" on page 16.

4. Federal Income Tax Withholding

Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

Withholding is available only if your Plan reinvests dividends and other distributions. It is not available for tax-advantaged retirement plans, including Fidelity Destiny IRAs. The withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding.

5. Your Voting Rights

You will receive a notice at least 15 days before any matter is submitted to a vote of the shareholders of the Funds. The Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plans in the same proportion as it votes the shares for which it has received instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

6. Making Advance Investments

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your plan ahead of schedule, you may make advance investments singly or in lump sum amounts at any time during the life of your Plan

The amount of all your advance investments may not exceed 48 investments in total over the life of your Plan. Advance investments made in excess of this limit will be returned to you at the address of record. This limit may be waived for a transfer or rollover of an IRA or tax-qualified retirement plan into, a Destiny tax-qualified retirement plan, or in the event of your death to allow your Plan to be completed at one time by your estate or beneficiary. Monthly investments may also be paid in lump sum amounts to make a Plan that is in arrears current. You pay the same Creation and Sales Charges when you make advance investments as you do on regular monthly investments.

7. Changing the Face Amount of Your Plan

You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown in the tables on pages 6, 7 and 8. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. This privilege is only available to Plans with Face Amounts of at least $12,000 ($100 per month).

You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a completed Plan Application for the new Face Amount.

Face amount increases will not take effect until the Custodian receives written instructions in good order from you and the first monthly payment called for by the new Plan. If payment called for by the new Plan is not received by the Custodian within 3 months of receipt of the written instructions, the face change request will be deemed to have been withdrawn.

Face amount decreases will not take effect until the Custodian receives written instructions in good order from you and the first monthly payment called for by the new Plan. If payment called for by the new Plan is not received by the Custodian within 3 months of receipt of the written instructions, the face change request will be deemed to have been withdrawn.

 Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your Plan will be paid by liquidating Fund shares held by your Plan.

8. Extended Investment Option

If you purchase a 15-year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments, automatically activating the Extended Investment Option. If you purchase a 10-year Plan, you must first change the Face Amount of your Plan to that of a 15-year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 120 additional monthly investments, for a total of 300. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions as your last scheduled investment and are not subject to additional Creation and Sales Charges. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan.

9. Partial Liquidation of Your Plan

Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may sell less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to sell up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial liquidations as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

Where to Send Requests. Your partial liquidation request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any withdrawals or liquidations can be executed.

Signature Guarantees May Be Required. If your partial liquidation results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a signature guarantee is required. A signature guarantee is also required if you have changed your address within 30 days of your partial liquidation request. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A signature guarantee may not be provided by a notary public. The Custodian will accept signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations.

Telephone Requests. You may also make partial liquidations by telephone by calling 1-800-225-5270, as long as you are not withdrawing more than $100,000 from your Plan and your request does not require a signature guarantee.

 Bank Wire. You may also make partial redemptions via the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares by wire.

Redemption Price and Proceeds. The redemption price for the partial liquidation will be at the NAV calculated after your order is received in proper form. Partial liquidation requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial liquidation within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

Certain Tax Consequences: Your Responsibilities. You may realize a capital gain or loss for federal income tax purposes on partial liquidations. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution. You may also be liable for any transfer or other taxes that may be incurred on any partial liquidation or replacement.

Replacement Option. If you make a partial liquidation of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale.

You may replace Plan shares at any time after 90 days (45 days for Fidelity Destiny IRAs), and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial liquidation must be at least 25% of the amount liquidated or $500, whichever is less. Replacements of partial liquidations should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial liquidations and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

The partial liquidation and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial liquidation and to impose such additional restrictions as, in its judgment, are necessary to conform with the requirements of Rule 2830 of the Rules of the National Association of Securities Dealers, Inc. (NASD).

10. Systematic Withdrawal Program

When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. You may also start a Systematic Withdrawal Plan prior to completing your plan if you provide Boston Financial with written notification that you do not intend to make any additional investments. If you resume making investments within the first year of your Plan, you may want to consider discontinuing the systematic withdrawal program because of the Sales and Creation Charges. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older you do not have to complete your Plan, or provide notification that you do not intend to make additional investments, before you start a Systematic Withdrawal Program.

To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on the first day of every month or every quarter. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time.

Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

11. Transferring or Assigning Your Rights in a Plan

To secure a loan, you may assign your right, title and interest in all, or part of your Plan, to a bank or other lending institution. You may not assign your rights in a Plan if it is a Fidelity Destiny IRA, a UTMA Plan, or an UGMA Plan. Additional documentation may be required by the lending institution. To obtain further information about the necessary forms and procedures please call Boston Financial at 1-800-225-5270.

You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

12. Transfer of Broker

A shareholder may change the broker/dealer firm of record for his or her account by sending a letter of instruction to State Street Bank and Trust Company, Custodian c/o Boston Financial Data Services, Inc. P.O. Box 8300, Boston, MA 02266-8300.

13. Your Cancellation and Refund Rights

45-day Cancellation Right. You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Sponsor will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

18-Month Cancellation Right. In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

Where to send a Request. In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

Reinstatement After Cancellation. If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page 15. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

Notices. The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

14. Terminating Your Plan

You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charges will be higher than if you had completed your Plan. You may also partially liquidate your Plan. See "Partial Liquidation of Your Plan" on page 12. If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Funds. You may exchange your Fund shares for Class A or Class T shares of any of the Fidelity Advisor funds. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-11 of the Funds' prospectus.

Where to send Requests. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or liquidations can be executed. For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request.

 Bank Wire. You may redeem your shares via the Federal Reserve Wire System by calling Boston Financial at 1-800-225-5270. You must sign up for the wire feature at least 5 days before using it. Please call your investment professional or Boston Financial to verify that this feature is set up on your account. You must designate the U.S. commercial bank account(s) into which you want the redemption proceeds deposited. To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee and a blank voided check, to Boston Financial Data Services, Inc. P.O. Box 8300, Boston, Massachusetts 02266-8300. A $10.00 fee will be charged for each redemption of shares by wire.

Redemptions. The redemption price of your fund shares will be at the NAV calculated after your order is received in proper form. Termination requests must be received by 4:00 p.m. Eastern Time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. The right of redemption of shares of the Funds may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission have determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

15. Completed Plans and Exchanges

Once you have completed your Plan, you may elect to hold shares of the Funds directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

Fund shares held by you directly may be exchanged at NAV for Class A or Class T shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity Advisor fund, you will need to complete a Fidelity Advisor Fund application. FMR is the investment adviser of the Fidelity Advisor funds. For more information, see "Exchanging Shares" on page F-11 of the Funds' prospectus.

Exchanges between the two Plans are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: O or Destiny Plans II: O offered by means of a separate prospectus. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

16. Plan Reinstatement

You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount during the original term of your former Plan under the same account registration as your former Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your former Plan. When you reinstate your Plan, your new Plan will be the same type of Plan, and invest in the same class of Fund shares, as your former Plan, at the NAV of that Class next determined after your reinstatement request is accepted in good order by Boston Financial.

You may terminate tax-advantaged retirement Plan accounts and reinstate the assets in another tax-advantaged retirement account without any sales charge as often as you wish as long as the only difference between the account registration of the former Plan account and the new Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

If you terminated your former Plan and redeemed your shares under the Cancellation and Refund Rights described on page 14, you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The plan reinstatement privilege is separate from the partial liquidation privilege described on page 12.

When you reinstate your Plan, your new Plan will resume at the same monthly investment number that would have been due if you had not terminated your former Plan. Your Plan will be credited for all monthly investments made to your former Plan. The total number of monthly investments to be made on your Plan will remain the same.

The Sponsor may, from time to time, extend the plan reinstatement privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

17. Taxes

For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares, not the Custodian or Sponsor. For more information, see "Tax Consequences" on page F-12 of the Funds' prospectus. Appropriate notices about taxable distributions will be sent to you as necessary.

The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

18. Termination of Your Plan by the Sponsor or Custodian

Although a Plan may call for regular investments over a 10-year or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. See "Substitution of the Underlying Investment" below. Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

After 300 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

The terms of the Plans are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plans are a unit investment trust under the Investment Company Act of 1940, and are registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Destiny Portfolios does not offer Class N shares directly to the public. Fidelity Systematic Investment Plans are currently offered for sale in all states.

In addition to the two Plans offered in this prospectus there are currently two other series of Fidelity Systematic Investment Plans: Destiny Plans I: O and Destiny Plans II: O (the "O Plans"). The O Plans have been closed to new investors since December 15, 1999.

The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' prospectus beginning on page F-1. Generally, shares of the Funds are purchased at the next NAV calculated after your investment is received in good order by the Custodian. Dividends and distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the Plans. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

All correspondence should be directed to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your representative.

The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

You send your investments into the Plans to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans I: N purchase shares of Class N of Destiny I. Investments in Destiny Plans II: N purchase shares of Class N of Destiny II. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

 The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

 The Custodian Agreement cannot be amended to affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

Paul J. Gallagher, Director (1998 - present), is President of Fidelity Service Company, Inc.

Kevin J. Kelly, Director (1999 - present), is President of Fidelity Investments Institutional Services Company, Inc.

Edward L. McCartney, Director and President (1999 - present), is Executive Vice President of Fidelity Personal Investments.

Gail McGovern, Director (2000 - present) is President of Fidelity Personal Investments.

Michael W. Kellogg, Executive Vice President (2000 - present) is Executive Vice President of Fidelity Investments Institutional Services Company, Inc.

Eric Roiter, Vice President and Clerk (1998 - present), is Senior Vice President and General Counsel of FMR.

Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

J. Gregory Wass, Assistant Treasurer (2000 - present), is an employee of FMR Corp.

Jay Freedman, Assistant Clerk (1996 - present), is an employee of FMR Corp.

Linda Capps Holland, Assistant Clerk & Compliance Officer (2000 - present), is an employee of FMR Corp.

During the twelve months ended September 30, 2000, the officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $100,000,000.

The Sponsor is an affiliate of FMR, both of which are wholly-owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, members of the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Edward C. Johnson 3d is Chairman, Chief Executive Officer and a director of FMR Corp., and a Director, Chairman of the Board and Chairman of the Executive Committee of FMR. He is also a Trustee and President of Fidelity's mutual funds. Mr. Johnson's daughter, Abigail P. Johnson, is a Director of FMR Corp. and Vice President of certain of Fidelity's equity funds. Ms. Johnson is also a member of the Advisory Board of certain of Fidelity's mutual funds.

ILLUSTRATION OF TWO HYPOTHETICAL DESTINY PLANS

ILLUSTRATION OF AN HYPOTHETICAL $50 MONTHLY DESTINY PLANS I: N

The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15-year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class N. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1985 through September 2000, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended	Cumulative Investments	Creation and Sales Charges		Total Value of Plan(A)
1	-	12	Sept-86	$ 600.00	$ 300.00		$ 307.88
13	-	24	Sept-87	1,200.00	0.00		1,146.19
25	-	36	Sept-88	1,800.00	0.00		1,663.48
37	-	48	Sept-89	2,400.00	0.00		2,874.81
49	-	60	Sept-90	3,000.00	0.00		2,878.39
61	-	72	Sept-91	3,600.00	0.00		4,941.24
73	-	84	Sept-92	4,200.00	0.00		6,184.71
85	-	96	Sept-93	4,800.00	0.00		8,440.42
97	-	108	Sept-94	5,400.00	0.00		10,012.08
109	-	120	Sept-95	6,000.00	0.00		13,345.49
121	-	132	Sept-96	6,600.00	0.00		15,989.38
133	-	144	Sept-97	7,200.00	0.00		22,295.50
145	-	156	Sept-98	7,800.00	0.00		24,623.79
157	-	168	Sept-99	8,400.00	0.00		29,645.52
169	-	180	Sept-00	9,000.00	0.00		29,024.91
				$ 9,000.00	$ 300.00	TOTAL	$ 29,024.91

(A) The Plans commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Funds, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class N shares of the funds. Total Return is determined by Destiny I's fiscal year-end NAV.

ILLUSTRATION OF AN HYPOTHETICAL $166.66 MONTHLY DESTINY PLANS I: N

The table below assumes an initial investment of $166.66 and subsequent investments of $166.66 per month in a 15-year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class N. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1985 through September 2000, with all investments made at the end of each month.

This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started an N Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.

Investment No.			Fiscal Year Ended	Cumulative Investments	Creation and Sales Charges		Total Value of Plan(A)
1	-	12	Sept-86	$ 1,999.92	$ 999.96		$ 1,026.22
13	-	24	Sept-87	3,999.84	0.00		3,820.47
25	-	36	Sept-88	5,999.76	0.00		5,544.72
37	-	48	Sept-89	7,999.68	0.00		9,582.32
49	-	60	Sept-90	9,999.60	0.00		9,594.25
61	-	72	Sept-91	11,999.52	0.00		16,470.16
73	-	84	Sept-92	13,999.44	0.00		20,614.88
85	-	96	Sept-93	15,999.36	0.00		28,133.61
97	-	108	Sept-94	17,999.28	0.00		33,372.26
109	-	120	Sept-95	19,999.20	0.00		44,483.18
121	-	132	Sept-96	21,999.12	0.00		53,295.80
133	-	144	Sept-97	23,999.94	0.00		74,315.36
145	-	156	Sept-98	25,998.96	0.00		82,075.99
157	-	168	Sept-99	27,998.88	0.00		98,814.42
169	-	180	Sept-00	29,998.80			96,745.83
				$ 29,998.80	$ 999.96	TOTAL	$ 96,745.83

(A) The Plans commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Funds, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class N shares of the Funds. Total Return is determined by Destiny I's fiscal year-end NAV.

GLOSSARY

Completed Plan: A Plan is complete once the Face Amount of the Plan has been invested.

Contractual Plan: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

Current Plan: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

Dollar-Cost Averaging: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

Face Amount: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15-year plan would have a Face Amount of $54,000.

Face Change: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

Mutual Fund: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

Rights of Accumulation: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

Systematic Investment Plan or Periodic Payment Plan: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

Unit Investment Trust (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N:

 In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N (formerly known as Destiny Plans I: New and Destiny Plans II: New) (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 2000, and the results of their operations and the changes in their net assets for the year ended September 30, 2000 and for the period from April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts	PricewaterhouseCoopers LLP
November 10, 2000

Fidelity Systematic Investment Plans: Destiny Plans I: N
Financial Statements

Statement of Assets and Liabilities
September 30, 2000

Assets:
Securities of investment company: 140,733
Class N shares of Destiny I held for investors, valued at net asset value of $21.90 per share (Note 1)
(average cost $3,245,380)
Cash
Receivable for Class N Destiny I shares sold
Other receivables
Total assets

$ 3,081,352 15,790 3,044 3,293 $ 3,103,479

Liabilities:
Payable for Class N Destiny I shares purchased
Payable to planholders for Class N Destiny I shares sold
Payable to custodian, sponsor and broker/dealer (Note 3)
Total liabilities
Net Assets (Note 2) (equivalent to $21.83 per share)

1,852 2,645 26,320	30,817 $ 3,072,662

Statements of Operations

	Year Ended September 30, 2000	For the period April 30, 1999 (commencement of sale of Class N shares) through September 30, 1999
Investment Income: Distributions received on Class N shares of Destiny I from net investment income Expenses (Note 3): Account fees Net investment income	$ 4,552 11,400 (6,848)	$ -- -- --

Realized and Unrealized Gain on Investments:
Complete and partial liquidations, including Destiny I: Class N shares delivered to investors at market value:
Proceeds received
Cost of Destiny I: N shares
Net realized gain/(loss) on Plan liquidations
Net (decrease)/increase in unrealized appreciation
Net realized and unrealized gain/(loss) on Plan shares
Distributions received on Class N shares of Destiny I from
net realized gains on investments
Net (decrease)/increase in net assets resulting from operations

	242,140 (247,424) (5,284) (155,525) (160,809) 43,497 $ (124,160)	4,814 (4,841) (27) (8,503) (8,530) -- $ (8,530)

The accompanying notes are an integral part of the financial statements.

Destiny Plans I: N - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny I: N

	Year Ended September 30, 2000		For the period April 30, 1999 (commencement of sale of Class N shares) through September 30, 1999
	Amount	Shares	Amount	Shares

Net assets at beginning of period
Additions during period:
From investor payments
Less: Creation and Sales Charges (Note 3)
Balance invested in Destiny I: Class N shares
Net investment income and net realized gains on investments
Less: Cash distributions to investors
Balance reinvested in Destiny I: Class N shares
Net realized gain/(loss) on
Plan liquidations
Net increase/(decrease) in unrealized appreciation
Total
Deductions during period:
Redemptions and cancellations of Destiny I: Class N shares
Net assets at end of period

	$ 160,675 4,423,706 (1,145,371) 3,278,335 36,649 (48) 36,601 (5,284) (155,525) 3,314,802 (242,140) $ 3,072,662	6,070 143,484 2,017 -- 151,571 (10,838) 140,733	$ -- 260,974 (86,955) 174,019 -- -- -- (27) (8,503) 165,489 (4,814) $ 160,675	-- 6,245 -- 6,245 (175) 6,070

The accompanying notes are an integral part of the financial statements.

Fidelity Systematic Investment Plans: Destiny Plans II: N
Financial Statements

Statement of Assets and Liabilities
September 30, 2000

Assets:
Securities of investment company: 1,206,213
Class N shares of Destiny II held for investors, valued at net asset value of $15.94 per share (Note 1)
(average cost $19,023,658)
Receivable for Class N Destiny II shares sold
Other receivables
Total assets

$ 19,224,737 148,155 4,083 19,376,975

Liabilities:
Due to custodian Bank
Payable for Class N Destiny II shares purchased
Payable to planholders for Destiny II: Class N shares sold
Payable to custodian, sponsor and broker/dealer (Note 3)
Total liabilities
Net Assets (Note 2) (equivalent to $15.88 per share)

$ 51,427 17,966 3,953 150,092	223,438 $ 19,153,537

Statements of Operations

	Year Ended September 30, 2000	For the period April 30, 1999 (commencement of sale of Class N shares) through September 30, 1999
Investment Income: Distributions received on Class N shares of Destiny II from net investment income Expenses (Note 3): Account fees Net investment income	$ 21,033 69,068 (48,035)	$ -- --

Realized and Unrealized Gain on Investments:
Complete and partial liquidations, including Destiny II: Class N shares delivered to investors at market value:
Proceeds received
Cost of Destiny II: N shares
Net realized gain (loss) on Plan liquidations
Net (decrease)/increase in unrealized appreciation
Net realized and unrealized gain/(loss) on Plan shares
Distributions received on Class N shares of Destiny II from
net realized gains on investments
Net (decrease)/increase in net assets resulting from operations

	1,326,236 (1,336,942) (10,706) 253,177 242,471 300,770 $ 495,206	32,116 (32,263) (147) (52,098) (52,245) -- $ (52,245)

The accompanying notes are an integral part of the financial statements.

Destiny Plans II: N - Financial Statements - continued

Statements of Changes in Net Assets Invested in Shares of Destiny II: N

	Year Ended September 30, 2000		For the period September 30, 1999 (commencement of sale of Class N shares) through September 30, 1999
	Amount	Shares	Amount	Shares

Net assets at beginning of period
Additions during period:
From investor payments
Less: Creation and Sales Charges (Note 3)
Balance invested in Destiny II: Class N shares
Net investment income and net realized gains on investments
Less: Cash distributions to investors
Balance reinvested in Destiny II: Class N shares
Net realized gain/(loss) on Plan liquidations
Net increase/(decrease) in unrealized appreciation
Total
Deductions during year:
Redemptions and cancellations of Destiny II: Class N shares
Net assets at end of period

	$ 1,429,737 25,811,974 (7,256,617) 18,555,357 252,735 (531) 252,204 (10,706) 253,177 20,479,769 (1,326,232) $ 19,153,537	97,063 1,173,787 21,026 1,291,876 (85,663) 1,206,213	$ -- 2,066,518 (552,420) 1,514,097 -- -- -- (147) (52,098) 1,461,853 (32,116) $ 1,429,737	-- 99,160 99,160 (2,097) 97,063

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. Significant Accounting Policies: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in the Class N shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the "Funds"). Destiny Plans I: N is for the accumulation of Class N shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II: N is for the accumulation of Class N shares of Fidelity Destiny Portfolios: Destiny II.

The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

Security Valuation. The investments in shares of Fidelity Destiny Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

Federal Income Taxes. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

Transaction Dates. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

Cost Method. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees, if applicable.

2. Plan Assets

Destiny Plans I: N assets consisted of the following at September 30, 2000:

	Systematic Investment Plans

Payments received from investors on outstanding Plans

Deduct:
Creation and Sales Charges
Net payments invested in Class N shares of Destiny I
Add:
Distributions from net investment income reinvested
Distributions from realized gains reinvested
Unrealized depreciation in Destiny I: Class N shares held at September 30, 2000
Deduct:
Fees payable
Net assets

$ 4,379,032 (1,162,215) 3,216,817 4,336 41,857 (164,028) (26,320) $ 3,072,662

Notes to Financial Statements - continued

2. Plan Assets - continued

Destiny Plans II: N assets consisted of the following at September 30, 2000:

	Systematic Investment Plans

Payments received from investors on outstanding Plans
Deduct:
Creation and Sales Charges
Net payments invested in Class N shares of Destiny II
Add:
Distributions from net investment income reinvested
Distributions from realized gains reinvested
Unrealized appreciation in Destiny II: Class N shares held at
September 30, 2000
Deduct:
Fees payable
Net assets

$ 26,110,779 (7,305,052) 18,805,727 18,960 277,863 201,079 (150,092) $ 19,153,537

3. Expenses and Deductions:

Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received Creation and Sales Charges from investments into the Plans. A portion of these sales charges are reallowed to financial intermediaries. Fidelity Distributors Corporation retained approximately $105,000 and $9,300 as its portion of the Creation and Sales Charges on sales of Destiny Plans I: N during the year ended September 30, 2000 and for the period April 30, 1999 through September 30, 1999, respectively and $640,000, and $47,000 on sales of Destiny Plans II: N during the year ended September 30, 2000 and for the period April 30, 1999 through September 30, 1999, respectively.

Under the terms of a Custodian Agreement, Planholders may also be charged account fees for certain services provided by the Custodian. The Custodian deducts these amounts from dividends and distributions and if necessary from principal of Planholder accounts.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation

(A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial condition presents fairly, in all material respects, the financial position of Fidelity Distributors Corporation at December 31, 1999, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether this financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

January 25, 2000

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

STATEMENT OF FINANCIAL CONDITION
December 31, 1999
(Dollars in thousands, except share amounts)

ASSETS

Receivables:
	Brokers, dealers and customers	$46,550
	Mutual funds	68,265
Investments, at market (cost $19,798)		19,881
Property and equipment, net		4,009
Deferred dealers concessions, net		254,225
Other assets		330
	Total Assets	$393,260

LIABILITIES

Payable to broker/dealers		$33,677
Payable to mutual funds		46,353
	Total Liabilities	80,030

STOCKHOLDER'S EQUITY

Preferred stock, 5% noncumulative, $100 par value; authorized 5,000 shares; issued and outstanding 4,750 shares		475
Common stock, $1 par value; authorized 1,000,000 shares; issued and outstanding 1,061 shares		1
Additional paid-in capital		132,292
Retained earnings		216,391
		349,159
	Less: Net Receivable from FMR Corp.	(35,929)
	Total Stockholder's Equity	313,230
	Total Liabilities and Stockholder's Equity	$393,260

The accompanying notes are an integral part of this financial statement.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENT

A. Principal Business Activities:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an affiliate and is the sponsor of Fidelity Destiny Plans. A division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other administrative services on behalf of affiliated companies.

B. Summary of Significant Accounting Policies:

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of December 31, 1999. Actual results could differ from the estimates included in the financial statements.

Fair Value Of Financial Instruments

Investments consist of shares held in Fidelity mutual funds and are stated at market value. Net receivables from FMR Corp., receivables and payables from brokers, dealers, and customers, and receivables and payables from mutual funds are carried at amounts which approximate fair value.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows: computer equipment, three years; and furniture and equipment, five to ten years. Renewals and betterments of a nature considered to materially extend the useful lives of the assets are capitalized.

Deferred Dealers Concessions

Deferred dealers concessions of $254,225,000 is net of accumulated amortization of $86,981,000 as of December 31, 1999. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain mutual funds' shares that pay the Company an asset-based trailer fee and are subject to a contingent deferred sales charge. The charges are amortized over five years and are borne by an affiliate.

Income Taxes

The Company is included in the consolidated federal and certain state income tax returns of FMR Corp. Deferred income taxes result from differences in the recognition of revenue and expense for tax and financial reporting purposes. The Company's deferred tax asset at December 31, 1999 approximated $9,998,000 and is included in Receivable from FMR Corp. The principal sources of temporary differences related to deferred compensation, pension expense and depreciation.

C. Transactions with FMR Corp. and Affiliated Companies:

The Company is party to several arrangements with affiliated companies. Under these arrangements, the Company charged these affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expense incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the profit sharing and retirement plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

FIDELITY DISTRIBUTORS CORPORATION
(A Wholly-Owned Subsidiary of FMR Corp.)

NOTES TO FINANCIAL STATEMENT (continued)

C. Transactions with FMR Corp. and Affiliated Companies, continued:

The Company is party to several arrangements with affiliated companies. Under these arrangements, the Company charged these affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expense incurred in connection with the underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the profit sharing and retirement plans are based on either stated percentages of eligible employee compensation or employee contributions.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the Net Asset Value of FMR Corp. stock, as defined.

All intercompany transactions with FMR Corp. and affiliated companies are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of the Company against its receivable from FMR Corp. In accordance with the agreement, certain liabilities of approximately $40,593,000 have been offset against the receivable from FMR Corp.

D. Property and Equipment:

Property and Equipment, at cost, consists of the following at December 31, 1999 (in thousands):

Equipment	$18,570
Furniture and fixtures	1,353
19,923
Less: Accumulated depreciation	15,914
$4,009

E. Net Capital Requirement:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. At December 31, 1999, the Company had net capital of $18,304,000 in excess of its required net capital of $34,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1999 was 0.03 to 1.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

DestinySM Portfolios

Destiny I - Class N

(Fund 395, CUSIP 316127307)

Destiny II - Class N

(Fund 396, CUSIP 316127406)

Shares of Class N of each fund are only available to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N (the "Destiny Plans" or a "Destiny Plan"), a unit investment trust. Details of the Destiny Plans, including the Creation and Sales Charges, are discussed in the prospectus for the Destiny Plans. Prospective investors should read this prospectus in conjunction with the Destiny Plans' prospectus.

Prospectus

November 29, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	F-3	Investment Summary
	F-3	Performance
	F-5	Fee Table
Fund Basics	F-7	Investment Details
	F-8	Valuing Shares
Shareholder Information	F-9	Buying and Selling Shares
	F-11	Exchanging Shares
	F-11	Account Features and Policies
	F-12	Dividends and Capital Gain Distributions
	F-12	Tax Consequences
Fund Services	F-14	Fund Management
	F-15	Fund Distribution
Appendix	F-16	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of similar funds over various periods of time and also illustrates the performance of the Destiny Plans. Returns for each fund do not include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees were included. The returns for the Destiny Plans do include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Class N after Class N has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Destiny I - Class O
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-3.15%	38.92%	15.15%	26.42%	4.43%	36.95%	18.55%	30.92%	25.63%	4.96%



The returns shown above are for Class O of Destiny I, which is not available through this prospectus. Class N would have substantially similar annual returns to Class O because the classes are invested in the same portfolio of securities. Class N's returns will be lower than Class O's returns to the extent that Class N has higher expenses.

During the periods shown in the chart for Class O of Destiny I, the highest return for a quarter was 21.23% (quarter ended March 31, 1991) and the lowest return for a quarter was -18.64% (quarter ended September 30, 1990).

The year-to-date return as of September 30, 2000 for Class O of Destiny I was -9.21%.

Destiny II - Class O
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-2.52%	41.42%	15.48%	26.81%	4.48%	35.96%	17.86%	29.64%	28.11%	25.40%



The returns shown above are for Class O of Destiny II, which is not available through this prospectus. Class N would have substantially similar annual returns to Class O because the classes are invested in the same portfolio of securities. Class N's returns will be lower than Class O's returns to the extent that Class N has higher expenses.

During the periods shown in the chart for Class O of Destiny II, the highest return for a quarter was 25.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.41% (quarter ended September 30, 1990).

The year-to-date return as of September 30, 2000 for Class O of Destiny II was -0.68%.

Average Annual Returns - Funds

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years
Destiny I - Class O	4.96%	22.89%	19.08%
S&P 500®	21.04%	28.56%	18.21%
Lipper Growth Funds Average	29.27%	25.04%	16.52%
Destiny II - Class O	25.40%	27.26%	21.55%
S&P 500®	21.04%	28.56%	18.21%
Lipper Growth Funds Average	29.27%	25.04%	16.52%

The returns shown above are for Class O of Destiny I and Destiny II, which are not available through this prospectus. Class N would have substantially similar annual returns to Class O because the classes are invested in the same portfolio of securities. Class N's returns will be lower than Class O's returns to the extent that Class N has higher expenses.

Prospectus

Fund Summary - continued

Average Annual Returns - Plans

The returns in the following table include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years	Past 15 years/ Life of Plan
Destiny Plans I: O	-49.83%	18.46%	17.52%	18.29%
Destiny Plans II: O	-40.06%	22.67%	19.96%	22.36%A

A From December 30, 1985 (commencement of operations).

Standard & Poor'sSM 500 Index (S&P 500®) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class N shares of a fund but does not reflect the Destiny Plan Creation and Sales Charges. The annual class operating expenses provided below for Class N do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Class N
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual class operating expenses (paid from class assets)

Class N
Destiny I	Management fee	0.25%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.64%
	Total annual class operating expenses	1.14%
Destiny II	Management fee	0.55%
	Distribution and Service (12b-1) fee (including 0.25% Service fee)	0.25%
	Other expenses	0.65%
	Total annual class operating expenses	1.45%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition,through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class N operating expenses would have been 1.12% for Destiny I and 1.43% for Destiny II.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Prospectus

Fund Summary - continued

Let's say, hypothetically, that Class N's annual return is 5% and that your shareholder fees and Class N's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Class N
Destiny I	1 year	$ 116
	3 years	$ 362
	5 years	$ 628
	10 years	$ 1,386
Destiny II	1 year	$ 148
	3 years	$ 459
	5 years	$ 792
	10 years	$ 1,735

Prospectus

Fund Basics

Investment Details

Investment Objective

Destiny I seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Destiny II seeks capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Destiny I seeks capital growth.

Destiny II seeks capital growth.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class N's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class N's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

To contact Fidelity for account, product, and service information, please use the following phone numbers:

  Nationally (toll-free), 1-800-433-0734 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  In Alaska or Overseas (call collect), 1-617-330-3183 (8:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may sell Class N shares of the funds through an investment professional. When you invest through an investment professional, the procedures for selling and exchanging Class N shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class N shares of a fund, including a transaction fee if you sell Class N shares of a fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Buying Shares

Each fund has an agreement with Fidelity Distributors Corporation (FDC) under which the fund issues shares at NAV to State Street Bank and Trust Company (State Street) as Custodian for the Destiny Plans. Generally, State Street will hold all shares of each fund unless a Planholder elects to hold fund shares directly after completing or terminating a Destiny Plan. The terms of the offering of the Destiny Plans are contained in the Destiny Plans' prospectus. Each fund will only offer its shares to the general public through the Destiny Plans.

The price to buy one share of Class N is the class's NAV. Class N shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Key Information
Wire

To Open an Account

  Call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.

To Add to an Account

  Call Fidelity at the appropriate number found in "General Information" for instructions.

Selling Shares

The following discussion relates only to those investors who hold shares of a fund directly.

The price to sell one share of Class N is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

Key Information
Automatically
  Use Fidelity Systematic Exchange Program to exchange to Class A or Class T of a Fidelity Advisor fund.
  Use Fidelity Systematic Withdrawal Program to set up periodic redemptions from your Class N account.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to Class A or Class T of a Fidelity Advisor fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenants, Sole Proprietorship, UGMA/UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class N shareholder, you have the privilege of exchanging shares of a fund for Class A or Class T shares of the Fidelity Advisor funds. The exchange privilege is available only to those investors who hold shares of a fund directly.

However, you should note the following policies and restrictions governing exchanges:

  The fund or class you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund or class, read its prospectus.
  Exchanges may have tax consequences for you.
  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following shareholder services are applicable only to those investors who hold shares of a fund directly.

Automatic Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Systematic Exchange Program To move money from Class N to Class A or Class T of a Fidelity Advisor fund.
Minimum $100	Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Systematic Withdrawal Program To set up periodic redemptions from your Class N account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Class N shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

The following distribution options are applicable only to those investors who hold shares of the funds directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class N's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Class N shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Class N shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Prospectus

Shareholder Information - continued

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for each fund. FMRC is a wholly-owned subsidiary of FMR.

Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Adam Hetnarski is vice president and manager of Destiny II, which he has managed since June 2000. He also manages other Fidelity funds. Mr. Hetnarski joined Fidelity as a member of the Fidelity Investments Institutional Services (FIIS) training program in 1991.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2000, the group fee rate was 0.2738% for Destiny I and the group fee rate was 0.2738% for Destiny II. The individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny II.

The basic fee for Destiny I and Destiny II for the fiscal year ended September 30, 2000 was 0.45% and 0.58%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500.

The total management fee for the fiscal year ended September 30, 2000, was 0.25% of the fund's average net assets for Destiny I and 0.55% of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class N's shares.

Class N of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class N of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class N shares. Class N of each fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Board of Trustees has not approved such payments. The Board of Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class N's average net assets when the Trustees believe that it is in the best interests of Class N shareholders to do so.

In addition, pursuant to each Class N plan, Class N of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class N's average net assets throughout the month for providing shareholder support services.

FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Class N 12b-1 (service) fee for providing shareholder support services.

In addition, each Class N plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class N shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class N.

Because 12b-1 fees are paid out of Class N's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Class N's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Destiny I - Class N

Years ended September 30,	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.01)	.08
Net realized and unrealized gain (loss)	(.74)	(1.39) G
Total from investment operations	(.75)	(1.31)
Less Distributions
From net investment income	(.36)	-
From net realized gain	(3.44)	-
Total distributions	(3.80)	-
Net asset value, end of period	$ 21.90	$ 26.45
Total ReturnB, C	(3.98)%	(4.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,081	$ 256
Ratio of expenses to average net assets	1.14%	1.18% A
Ratio of expenses to average net assets after expense reductions	1.12% E	1.17% A, E
Ratio of net investment income (loss) to average net assets	(.02)%	.68% A
Portfolio turnover	145%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Prospectus

Appendix - continued

Destiny II - Class N

Year ended September 30,	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.08)	.00
Net realized and unrealized gain (loss)	2.83	(.63) G
Total from investment operations	2.75	(.63)
Less Distributions
From net investment income	(.10)	-
From net realized gain	(1.43)	-
Total distributions	(1.53)	-
Net asset value, end of period	$ 15.94	$ 14.72
Total ReturnB, C	19.13%	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,225	$ 1,524
Ratio of expenses to average net assets	1.45%	1.35% A
Ratio of expenses to average net assets after expense reductions	1.43% E	1.33% A, E
Ratio of net investment income (loss) to average net assets	(.51)%	(.07)% A
Portfolio turnover	113%	77%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-1796

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Destiny is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.730526.101	DESN-pro-1100


SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
For active Plans call:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

I.DESN-PRO-1100
1.717178.102

(Recycle Logo)

Printed on recycled paper


Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.69 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, as of the 28th day of November 2000.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

FIDELITY DISTRIBUTORS CORPORATION

By	_/s/ Edward L. McCartney
Edward L. McCartney, President and Director
(Signature)	(Title)	(Date)
/s/ Edward L. McCartney	President and Director	November 22, 2000
Edward L. McCartney
/s/ Gail McGovern	Director	November 28, 2000
Gail McGovern
/s/ Paul J. Gallagher	Director	November 28, 2000
Paul J. Gallagher
/s/ Kevin J. Kelly	Director	November 28, 2000
Kevin Kelly
/s/ Jane Greene	Treasurer and Controller	November 28, 2000
Jane Greene

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: O, Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N:

We hereby consent to the inclusion in this Post-Effective Amendment No. 69 to Registration Statement File No. 2-34100 on Form S-6 of our reports dated November 10, 2000, on our audits of the financial statements of Fidelity Systematic Investment Plans: Destiny Plans I: O, Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2000

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors Corporation:

We hereby consent to the inclusion in this Post-Effective Amendment No. 69 to Registration Statement File No. 2-34100 on Form S-6 of our report dated January 25, 2000, on our audit of the statement of financial condition of Fidelity Distributors Corporation as of December 31, 1999.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2000

INDEPENDENT AUDITORS' CONSENT

We consent to the incorporation by reference in this Post-Effective Amendment No. 69 to the Registration Statement No. 2-34100 on Form S-6 of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II, of our report dated November 17, 2000 appearing in the Annual Report to Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II for the year ended September 30, 2000.

We also consent to the references to us under the headings "Financial Highlights" in the Prospectus and "Auditor" in the Statement of Additional Information, which are a part of such Registration Statement.

/s/Deloitte & Touche LLP

Deloitte & Touche LLP

Boston, Massachusetts

November 22, 2000

EXHIBITS

1.A. (1) Custodian Agreement, as amended and restated, dated as of April 26, 1999, between Fidelity Distributors Corporation and State Street Bank and Trust Company is incorporated herein by reference to Exhibit A(1) of Post-Effective Amendment No. 67.

(2) Not applicable.

(3) (a) Not applicable.

(b) Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(c) Schedule B to Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(4) None.

(5) Not applicable.

(6) Articles of Incorporation and By-laws of Fidelity Distributors Corporation are electronically filed herein as Exhibit 1.A.(6)(a) and (b), respectively.

(7) (a) The Undertaking required by Rule 27d-2(a)(2) is electronically filed herein as Exhibit 1.A.(7)(a).

(b) The Consolidated Financial Statements of The Chubb Corporation, for the fiscal year ended December 31, 1999, are incorporated herein by reference to Form 10K filed with the Securities and Exchange Commission on March 27, 2000 under Commission File No. 1-8661.

(8) (a) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is incorporated herein by reference to Exhibit 1.A.(8)(a) of Post-Effective Amendment No. 68.

(b) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is incorporated herein by reference to Exhibit 1.A.(8)(b) of Post-Effective Amendment No. 68.

(9) None.

(10) Not applicable.

(11) Not applicable.

1.B. (1) Not applicable.

(2) None.

1.C. Not applicable.